     [LOGO] SMITH BARNEY
            MUTUAL FUNDS





        PROSPECTUS




        MONEY MARKET
        FUNDS


        Retirement Portfolio
        Class A Shares

        Cash Portfolio
        Government Portfolio
        Class A, L and Y Shares
        ----------------------------------------------------------------------
        April 28, 2000



        The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any Statement to the contrary is a crime.

Money Market Funds

 Contents

Investments, risks and performance..........................................   2

Management..................................................................   8

Choosing a class of shares to buy...........................................   9

Comparing the funds' classes................................................  10

Deferred sales charges......................................................  11

Buying shares...............................................................  12

Exchanging shares...........................................................  13

Redeeming shares............................................................  14

Other things to know
about share transactions....................................................  16

Salomon Smith Barney
Retirement Programs.........................................................  18

Dividends, distributions and taxes..........................................  19

Share price.................................................................  20

Financial highlights........................................................  21

You should know: An investment in a fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no assurance that each fund will be able to maintain a stable net asset value of $1.00 per share.

                                                       Smith Barney Mutual Funds

 Investments, risks and performance

Investment objectives
Each fund seeks maximum current income and preservation of capital.

Principal investment strategies

Key investments

Government Portfolio The fund invests exclusively in U.S. government obliga-tions, including mortgage-backed securities and related repurchase agreements.

Cash Portfolio and Retirement Portfolio Each fund invests in high quality, U.S. dollar denominated short term debt securities. These may include obligations issued by U.S. and foreign banks, the U.S. government, its agencies or instru-mentalities, U.S. states and municipalities and U.S. and foreign corporate issuers. Each fund will invest at least 25% of its assets in obligations of domestic and foreign banks. Either the principal amount of each obligation must be fully insured by the FDIC or the issuing bank must have more than $100 mil-lion of working capital or more than $1 billion of total assets.

Cash Portfolio and Retirement Portfolio may invest in all types of money market securities including commercial paper, certificates of deposit, bankers' acceptances, mortgage-backed and asset-backed securities, repurchase agreements and other short term debt securities. The funds limit foreign investments to issuers located in major industrialized countries.

Minimum credit quality Cash Portfolio and Retirement Portfolio invest in com-mercial paper and other short-term obligations rated by a nationally recognized rating organization in the highest short term rating category, or if unrated, of equivalent quality, and in other corporate obligations and municipal obliga-tions rated in the two highest rating categories, or if unrated, of equivalent quality. Government Portfolio invests exclusively in securities rated in the highest short-term rating category, or if unrated, of equivalent quality.

Maximum maturity Each fund invests exclusively in securities having remaining maturities of 397 days or less. Each fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

Selection process In selecting investments for the funds, the manager looks for:

 . The best relative values based on an analysis of yield, price, interest rate sensitivity and credit quality
 . Issuers offering minimal credit risk
 . Maturities consistent with the manager's outlook for interest rates

Money Market Funds

All investments involve some degree of risk. However, each fund is a "money market fund" and, as such, seeks income by investing in short-term debt securi-ties that meet strict standards established by the Board of Directors based on special rules for money market funds adopted under federal law.

Principal risks of investing in the funds
Although the funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the funds, or the funds could underperform other short term debt instruments or money market funds if:

 . Interest rates rise sharply
 . An issuer or guarantor of the funds' securities defaults, or has its credit rating downgraded
 . The manager's judgment about the value or credit quality of a particular security proves to be incorrect

Cash Portfolio and Retirement Portfolio each invests at least 25% of its assets in obligations of domestic and foreign banks and, as a result, is more suscep-tible to events affecting the banking industry. The value of the funds' foreign securities may go down because of unfavorable government actions or political instability.

Who may want to invest The funds may be an appropriate investment if you:

 . Are seeking current income
 . Are looking for an investment with lower risk than most other types of funds . Are looking to allocate a portion of your assets to money market securities

                                                       Smith Barney Mutual Funds

Risk return bar charts
The bar charts indicate the risks of investing in the funds by showing changes in the funds' performance from year to year. Past performance does not neces-sarily indicate how a fund will perform in the future.

The bar chart shows the performance of the fund's Class A shares for each of the past 10 calendar years. Class L and Y shares have different performance because of their different expenses.

                        Total Return for Class A Shares

                                 Cash Portfolio

                                    [GRAPH]

 7.87%   5.66%   3.31%   2.63%   3.73%   5.53%   4.98%   5.12%   5.07%   4.73%
------------------------------------------------------------------------------
 1990    1991    1992    1993    1994    1995    1996    1997    1998    1999

                       Calendar years ended December 31

Quarterly returns:

Highest: 1.95% in 2nd quarter 1990; Lowest: 0.64% in 2nd quarter 1993

The bar chart shows the performance of the fund's Class A shares for each of the past 10 calendar years. Class L and Y shares have different performance because of their different expenses.

                        Total Return for Class A Shares

                              Government Portfolio

                                    [GRAPH]

 7.72%   5.57%   3.32%   2.55%   3.63%   5.45%   4.89%   5.04%   5.00%   4.60%
------------------------------------------------------------------------------
 1990    1991    1992    1993    1994    1995    1996    1997    1998    1999

                       Calendar years ended December 31

Quarterly returns:

Highest: 1.89% in 1st quarter 1990; Lowest: 0.63% in 2nd quarter 1993

The bar chart shows the performance of the fund's Class A shares for each of the past 10 calendar years.

                        Total Return for Class A Shares

                              Retirement Portfolio

                                    [GRAPH]

 7.83%   5.58%   3.26%   2.58%   3.67%   5.42%   4.86%   5.03%   5.04%   4.65%
------------------------------------------------------------------------------
 1990    1991    1992    1993    1994    1995    1996    1997    1998    1999

                       Calendar years ended December 31

Quarterly returns:

Highest: 1.58% in 1st quarter 1990; Lowest: 0.63% in 2nd quarter 1993

Money Market Funds

Risk return table

The table indicates the risks of investing in the funds by comparing the aver-age annual total return of each class of the funds for the periods shown with that of the 90 day Treasury bill. This table assumes redemption of shares at the end of the period and reinvestment of distributions and dividends.

                       Average Annual Total Returns

                  Calendar years ended December 31, 1999

 Fund            1 year 5 years 10 years Since Inception Inception Date
 Cash Portfolio
 Class A         4.73%   5.09%    4.85%        N/A           5/28/74
 Class L         4.78%   5.12%     N/A        5.09%         11/10/94

 Class Y         4.91%   5.23%     N/A        5.23%         12/29/94
 90 day T-bill   4.74%   5.11%    4.95%        N/A               (3)

Government Portfolio
 Class A         4.60%   4.99%    4.74%        N/A           5/28/74

 Class L(/1/)    4.62%   4.97%     N/A        4.53%           3/5/93

 Class Y(/2/)    4.78%   5.09%     N/A        5.11%         10/28/93
 90 day T-bill   4.74%   5.11%    4.95%        N/A               (3)
 Retirement Portfolio
 Class A         4.65%   5.00%    4.75%        N/A           5/28/74
 90 day T-bill   4.74%   5.11%    4.95%        N/A               (3)

(/1/) Represents previously issued Class B shares which were renamed Class C shares on November 7, 1994 and renamed Class L shares on June 12, 1998. (/2/) Represents previously issued Class C shares which were renamed Class Y shares on November 7, 1994.

(/3/) Index comparison begins on December 31, 1989.

                    7 day yield as of December 31, 1999

                                                               Retirement
                   Cash Portfolio       Government Portfolio   Portfolio
               Class A Class L Class Y Class A Class L Class Y  Class A
 7 day yield    5.18%   5.23%   5.39%   4.92%   4.94%   5.08%    5.21%

                                                       Smith Barney Mutual Funds

Fee table
This table sets forth the fees and expenses you will pay if you invest in the funds' shares.

                                Shareholder fees

                                                      Cash Portfolio and
                                      All Funds    Government Portfolio only
(fees paid directly from your
investment)                            Class A       Class L        Class Y
Maximum sales charge (load) imposed
on purchases (as a % of offering
price)                                  None                None           None
Maximum deferred sales charge (load)
(as a % of the lower of net asset
value at purchase or redemption)        None(/1/)           None           None

                         Annual fund operating expenses

                                                                          Retirement
(expenses deducted from       Cash Portfolio       Government Portfolio   Portfolio
fund assets)              Class A Class L Class Y Class A Class L Class Y  Class A
Management fee             0.38%   0.38%   0.38%   0.42%   0.42%   0.42%     0.42%
Distribution and service
(12b-1) fee                0.10    0.10     N/A    0.10    0.10     N/A      0.10
Other expenses             0.14    0.09    0.04    0.09    0.07    0.03      0.19
                           ----    ----    ----    ----    ----    ----      ----
Total annual fund
operating expenses(/2/)    0.62%   0.57%   0.42%   0.61%   0.59%   0.45%     0.71%

(/1/) Class A shares exchanged from another Smith Barney fund subject to a deferred sales charge remain subject to the original fund's deferred sales charge while held in the funds.
(/2/) Because the manager has voluntarily agreed to limit total annual fund operating expenses to 0.70% of the fund's average daily net assets, actual expenses were:

                                                                    Retirement
                        Cash Portfolio       Government Portfolio   Portfolio
                    Class A Class L Class Y Class A Class L Class Y  Class A
Management fee       0.38%   0.38%   0.38%   0.42%   0.42%   0.42%    0.41%
Total annual fund
operating expenses   0.62%   0.57%   0.42%   0.61%   0.59%   0.45%    0.69%

The manager may change or eliminate these expense limits at any time on four-teen days prior notice to shareholders.

Money Market Funds

Example
This example helps you compare the costs of investing in the funds with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

 . You invest $10,000 in the fund for the period shown
 . Your investment has a 5% return each year
 . You reinvest all distributions and dividends without a sales charge

 . Redemption of all your shares at the end of the period

 .Each fund's operating expenses remain the same

                      Number of years you own your shares

                      1 year 3 years 5 years 10 years
Cash Portfolio

 Class A               $63    $199    $346     $774
 Class L               $58    $183    $318     $714

 Class Y               $43    $135    $235     $530
Government Portfolio

 Class A               $62    $195    $340     $762
 Class L               $60    $189    $329     $738
 Class Y               $46    $144    $252     $567

Retirement Portfolio
 Class A               $72    $224    $390     $871

                                                       Smith Barney Mutual Funds

 Management

Manager The funds' investment manager is SSB Citi Fund Management LLC (SSB
Citi) (successor to SSBC Fund Management Inc.), an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the funds' investments and oversees their opera-tions. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services--asset manage-ment, banking and consumer finance, credit and charge cards, insurance, invest-ments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

Management fee For its services, the manager received a fee during the fund's last fiscal year equal to the amount shown below:

                      Management fee as a percentage of
Fund                  the fund's average daily net assets
Cash Portfolio                       0.38%
Government Portfolio                 0.42%
Retirement Portfolio                 0.41%

Distributor The fund has entered into an agreement with CFBDS, Inc. to distrib-ute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells fund shares to the public.

Distribution plan Each fund has adopted a Rule 12b-1 distribution plan for its Class A and, if applicable, Class L shares. Under the plan, the fund pays serv-ice fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

Transfer agent and shareholder servicing agent Citi Fiduciary Trust Company serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, PFPC Global Fund Services serves as the fund's sub-transfer agent (the "sub-transfer agent") to render certain shareholder record keeping and accounting services and functions.

Money Market Funds

 Choosing a class of shares to buy

Retirement Portfolio is available only through qualified retirement plans and offers only Class A shares. For Cash Portfolio and Government Portfolio, you can choose between two classes of shares: Classes A and Y. Class L shares are available only to participating plans opened prior to June 21, 1996 (described on page 18). Each class has different expenses, allowing you to choose the class that best meets your needs.

You may buy shares from:

 . A Salomon Smith Barney Financial Consultant
 . An investment dealer in the selling group or a broker that clears through
  Salomon Smith Barney--a dealer representative
 . Each fund, but only if you are investing through certain qualified plans or certain dealer representatives

Investment minimums--Cash Portfolio and Government Portfolio Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                                     Initial        Additional
                                               Class A    Class Y   All Classes
General                                         $1,000  $15 million     $50
IRAs, Self Employed Retirement Plans, Uniform
Gift to Minor Accounts                           $250   $15 million     $50
Qualified Retirement Plans*                      $25    $15 million     $25
Salomon Smith Barney Sweep Features            variable     n/a      variable
Simple IRAs                                       $1        n/a         $1


* Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans.

Investment minimums--Retirement Portfolio The minimum initial investment is $200; each additional investment must be $1 or more.

                                                       Smith Barney Mutual Funds

Salomon Smith Barney brokerage accounts
If you maintain certain types of securities brokerage accounts with Salomon Smith Barney, you may request that your free credit balances (i.e., immediately available funds) be invested automatically in Class A shares of a designated money market fund either daily or weekly. A complete record of fund dividends, purchases and redemptions will be included on your regular Salomon Smith Barney brokerage statement. In addition to this sweep service, shareholders of Salomon Smith Barney FMA PLUSSM accounts may also take advantage of: a free IRA, free dividend reinvestment, unlimited checking, 100 free ATM withdrawals each year, gain/loss analysis and online computer access to account information. Contact your Salomon Smith Barney Financial Consultant for more complete information.

 Comparing the funds' classes

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. They may receive different com-pensation depending upon which class you choose.

                              Class A      Class L       Class Y
                            all funds   for the Cash Portfolio and
                                        Government Portfolio only
Key features                 .Higher     .Higher       .Must invest
                             annual      annual        at least $15
                             expenses    expenses      million
                             than Class  than Class Y  .Lower
                             Y                         annual
                                                       expenses
                                                       than either
                                                       Class A or
                                                       Class L
-------------------------------------------------------------------
Initial sales charge(/1/)   None        None          None
-------------------------------------------------------------------
Deferred sales charge(/2/)  None        None          None
-------------------------------------------------------------------
Annual service fees         0.10% of    0.10% of      None
                            average     average daily
                            daily net   net assets
                            assets
-------------------------------------------------------------------
Exchange privilege(/3/)     Class A     Class L       Class Y
                            shares of   shares of     shares of
                            most Smith  most Smith    most Smith
                            Barney      Barney funds  Barney funds
                            funds
-------------------------------------------------------------------

(/1/) Initial sales charges may apply if you exchange shares of the funds for shares of another Smith Barney fund.
(/2/) Shares exchanged from another Smith Barney fund subject to a deferred sales charge remain subject to the original fund's deferred sales charge while held in the funds.
(/3/) Ask your Salomon Smith Barney Financial Consultant or dealer representa-tive or visit the web site for the Smith Barney funds available for exchange.

Money Market Funds

Class Y shares
You may buy Class Y shares of Cash Portfolio or Government Portfolio at net asset value with no initial sales charge. To purchase Class Y shares, you must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of a fund over a 13-month period. To qualify, you must initially invest $5,000,000.

 Deferred sales charges

If Class A shares of the Cash Portfolio or Government Portfolio are acquired by exchange from another Smith Barney fund subject to a deferred sales charge the original deferred sales charge will apply to these shares. If you redeem any of these shares within 12 months of the date you purchased shares of the original fund, the funds' shares may be subject to a deferred sales charge of 1.00%.

The deferred sales charge is based on the net asset value at the time of pur-chase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

You do not pay a deferred sales charge on:

 . Shares exchanged for shares of another Smith Barney fund
 . Shares that represent reinvested distributions and dividends
 . Shares that are no longer subject to the deferred sales charge

Each time you place a request to redeem shares that were acquired by exchange from another Smith Barney fund subject to a deferred sales charge, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the long-est.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

                                                       Smith Barney Mutual Funds

Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:

 . On certain distributions from a retirement plan
 . For involuntary redemptions of small account balances
 . For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the Statement of Additional Information ("SAI").

 Buying shares

     Through a   You should contact your Salomon Smith Barney Financial Con-
 Salomon Smith   sultant or dealer representative to open a brokerage account
        Barney   and make arrangements to buy shares.
     Financial
 Consultant or   If you do not provide the following information, your order
        dealer   will be rejected
representative
                 . Specific fund being bought
                 . Class of shares being bought

                 . Dollar amount or number of shares being bought

                 You should pay for your shares through your brokerage account at the time you place your order. Salomon Smith Barney or
                 your dealer representative may charge an annual account main-
                 tenance fee.
--------------------------------------------------------------------------------
               Qualified retirement plans and certain other investors who
   Through the   are clients of the selling group are eligible to buy shares
   fund's sub-   directly from the fund.
      transfer
    agent

                 . Write the sub-transfer agent at the following address:
                       Smith Barney Money Funds, Inc.
                      (Specify Portfolio and Class of Shares)

                      c/o PFPC Global Fund Services
                      P.O. Box 9699
                      Providence, RI 02940-9699

                 . Enclose a check made payable to the fund to pay for the
                   shares. For initial purchases, complete and send an account application.

                 . For more information, call the transfer agent at 1-800-451-
                   2010.

                  For more information, contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent or consult the SAI.


Money Market Funds

 Exchanging shares

  Smith Barney
      offers a   You should contact your Salomon Smith Barney Financial Con-
   distinctive   sultant or dealer representative to exchange into other Smith
     family of   Barney funds. Be sure to read the prospectus of the Smith
         funds   Barney fund you are exchanging into. An exchange is a taxable
   tailored to   transaction.
 help meet the
 varying needs   . You may exchange shares only for shares of the same class
 of both large     of another Smith Barney fund. Not all Smith Barney funds
     and small     offer all classes.
     investors   . Not all Smith Barney funds may be offered in your state of residence. Contact your Salomon Smith Barney Financial Con-sultant, dealer representative or the transfer agent.
                 . You must meet the minimum investment amount for each fund

                 . If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with
                   signed stock powers (documents transferring ownership of certificates) before the exchange is effective.
                 . The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.
--------------------------------------------------------------------------------
 Sales charges   Your shares may be subject to an initial sales charge at the time of the exchange. For more information, contact your Sal-omon Smith Barney Financial Consultant, dealer representative or the transfer agent.

                                                       Smith Barney Mutual Funds

                 Your deferred sales charge (if any) will continue to be mea-sured from the date of your original purchase of another fund's shares subject to a deferred sales charge.
--------------------------------------------------------------------------------
  By telephone
                 If you do not have a brokerage account, you may be eligible to exchange shares through the transfer agent. You must com-plete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).

                 You can make telephone exchanges only between accounts that have identical registrations.
--------------------------------------------------------------------------------
       By mail
                 If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the sub-trans-fer agent at the address on the following page.

 Redeeming shares

     Generally   Contact your Salomon Smith Barney Financial Consultant or
                 dealer representative to redeem shares of the funds.

                 If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds generally will be sent on the next business day after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your origi-nal check clears, which may take up to 15 days.

                 If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
--------------------------------------------------------------------------------

Money Market Funds

       By mail
                 For accounts held directly at the funds, send written requests to the sub-transfer agent at the following address:

                      Smith Barney Money Funds, Inc.
                   (Specify Portfolio and Class of Shares)
                   c/o PFPC Global Fund Services
                   P.O. Box 9699
                   Providence, RI 02940-9699

                 Your written request must provide the following:

                 . Your account number
                 . The class of shares and the dollar amount or number of
                   shares to be redeemed
                 . Signatures of each owner exactly as the account is regis-
                   tered

--------------------------------------------------------------------------------
  By telephone
                 If you do not have a brokerage account, you may be eligible to redeem shares (except those held in retirement plans) in amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by tel-ephone on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).

                 Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other docu-ments.

                                                       Smith Barney Mutual Funds

 Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

 . Name of the fund
 . Account number
 . Class of shares being bought, exchanged or redeemed
 . Dollar amount or number of shares being bought, exchanged or redeemed . Signature of each owner exactly as the account is registered

A request to purchase shares becomes effective only when Salomon Smith Barney, a selling group member or the transfer agent receives, or converts the purchase amount into, federal funds.

The transfer agent will try to confirm that any telephone exchange or redemp-tion request is genuine by recording calls, asking the caller to provide a per-sonal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature Guarantees To be in good order, your redemption request must include a signature guarantee if you:

 . Are redeeming over $10,000 of shares

 . Are sending signed share certificates or stock powers to the sub-transfer agent

 . Instruct the sub-transfer agent to mail the check to an address different from the one on your account
 . Changed your account registration
 . Want the check paid to someone other than the account owner(s)
 . Are transferring the redemption proceeds to an account with a different reg-istration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

Each fund has the right to:

 . Suspend the offering of shares
 . Waive or change minimum and additional investment amounts

Money Market Funds

 . Reject any purchase or exchange order
 . Change, revoke or suspend the exchange privilege
 . Suspend telephone transactions
 . Suspend or postpone redemptions of shares on any day when trading on the New
  York Stock Exchange is restricted, or as otherwise permitted by the Securi-ties and Exchange Commission
 . Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small Account Balances If your account falls below $500 ($100 for Retirement Portfolio) because of a redemption of fund shares, a fund may ask you to bring your account up to $500 ($100 for Retirement Portfolio). If your account is still below $500 ($100 for Retirement Portfolio) after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive Exchange Transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other share-holders. If so, the funds may limit additional purchases and/or exchanges by the shareholder.

Share Certificates The funds do not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates, it will take longer to exchange or redeem shares.

                                                       Smith Barney Mutual Funds

 Salomon Smith Barney Retirement Programs

You may be eligible to participate in a retirement program sponsored by Salomon Smith Barney or one of its affiliates. The Cash Portfolio and Government Port-folio each offers Class A and Class L shares at net asset value to participating plans under the programs. You can meet minimum investment and exchange amounts, if any, by combining the plan's investments in any of the Smith Barney mutual funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment and/or the date your account is opened. Once a class of shares is chosen, all additional purchases must be of the same class.

 . For plans opened on or after March 1, 2000 that are not plans for which Paychex Inc. or an affiliate provides administrative services (a "Paychecx plan"), Class A shares may be purchased regardless of the amount invested.

 . For plans opened prior to March 1, 2000 and for Paychex plans, the class of shares you may purchase depends on the amount of your initial investment:

  .Class A shares may be purchased by plans investing at least $1 million.

  .Class L shares may be purchased by plans investing less than $1 million.
    Class L shares are eligible to exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange in the following circumstances:

If the plan was opened on or after June 21, 1996 and a total of $1 million is invested in Smith Barney Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange after the plan is in the program 5 years.

If the plan was opened before June 21, 1996 and a total of $500,000 is invested in Smith Barney Funds Class L shares (other than money market funds) on Decem-ber 31 in any year, all Class L shares are eligible for exchange on or about March 31 of the following year.

For more information, call your Salomon Smith Barney Financial Consultant or the transfer agent, or consult the SAI.

Money Market Funds

 Dividends, distributions and taxes

Dividends Each fund declares a dividend of substantially all of its net invest-ment income on each day the New York Stock Exchange is open. Income dividends are paid monthly. Each fund generally makes capital gain distributions, if any, once a year, typically in December. Each fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Each fund expects distributions to be primarily from income. Dividends and cap-ital gain distributions are reinvested in additional fund shares of the same class that you hold. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, receiving distributions (whether in cash or additional shares) is a taxable event. However, distributions from Retirement Portfolio are not taxable to the qualified retirement plans that hold its shares.

 Transaction                           Federal tax status

Redemption or exchange of shares       Usually no gain or loss;
                                       loss may result to extent
                                       of any deferred sales
                                       charge

Long-term capital gain distributions   Long-term capital gain

Short-term capital gain distributions  Ordinary income

Dividends                              Ordinary income

Each fund anticipates that it will normally not earn or distribute any long-term capital gains.

After the end of each year, each fund will provide you with information about the distributions and dividends you received during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions and dividends. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the funds.

                                                       Smith Barney Mutual Funds

 Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable deferred sales charge, next determined after receipt of your request in good order. Each fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. Each fund calculates its net asset value at noon, Eastern time, every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI.

Each fund uses the amortized cost method to value its portfolio securities. Using this method, a fund constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the fund.

                                              Purchase is effective
Form of purchase payment                       and Dividends begin
 .Payment in federal                  If received                         At noon,
funds                                before noon,                        Eastern time,
 .Having a suffi-                    Eastern time:                       on that day
 cient cash balance
 in your account
 with Salomon Smith
 Barney or a selling
 group member
                                     If received                         At noon the
                                     after noon:                         next business
                                                                         day
--------------------------------------------------------------------------------------
 .Other forms of pay-
ment, with conver-
sion into, or
advance of, federal
funds by Salomon                     At noon on
Smith Barney or a                    the next
 selling group mem-                  business day
 ber
 .Other forms of
 payment received by
 the transfer agent
--------------------------------------------------------------------------------------

Salomon Smith Barney or members of the selling group must promptly transmit all orders to buy, exchange or redeem shares to the fund's agent.

Money Market Funds

 Financial highlights

The financial highlights tables are intended to help you understand the perfor-mance of each fund's classes for the past 5 years. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with the funds' financial statements, is included in the annual report (available upon request).

Cash Portfolio

 For a Class A share of capital stock outstanding throughout each year ended December 31:

                                      1999    1998    1997    1996    1995
----------------------------------------------------------------------------
 Net asset value, beginning of year  $1.00   $1.00   $1.00   $1.00   $1.00
----------------------------------------------------------------------------
 Income from operations:
 Net investment income                0.046   0.050   0.050   0.050   0.054
----------------------------------------------------------------------------
 Total income from operations         0.046   0.050   0.050   0.050   0.054
----------------------------------------------------------------------------
 Less distributions from:
 Net investment income               (0.046) (0.050) (0.050) (0.050) (0.054)
----------------------------------------------------------------------------
 Total distributions                 (0.046) (0.050) (0.050) (0.050) (0.054)
----------------------------------------------------------------------------
 Net asset value, end of year        $1.00   $1.00   $1.00   $1.00   $1.00
----------------------------------------------------------------------------
 Total return                         4.73%   5.07%   5.12%   4.98%   5.53%
----------------------------------------------------------------------------
 Net assets, end of year (billions)   $45     $40     $31     $27     $23
----------------------------------------------------------------------------
 Ratios to average net assets:
 Expenses(/1/)                        0.62%   0.63%   0.64%   0.62%   0.62%
 Net investment income                4.63    4.95    5.01    4.87    5.39
----------------------------------------------------------------------------

(/1/) As a result of a voluntary expense limitation, expense ratios will not exceed 0.70%.

                                                       Smith Barney Mutual Funds

Cash Portfolio

 For a Class L(/1/) share of capital stock outstanding throughout each year ended December 31:

                                      1999    1998    1997    1996    1995
----------------------------------------------------------------------------
 Net asset value, beginning of year  $1.00   $1.00   $1.00   $1.00   $1.00
----------------------------------------------------------------------------
 Income from operations:
 Net investment income                0.047   0.050   0.051   0.050   0.054
----------------------------------------------------------------------------
 Total income from operations         0.047   0.050   0.051   0.050   0.054
----------------------------------------------------------------------------
 Less distributions from:
 Net investment income               (0.047) (0.050) (0.051) (0.050) (0.054)
----------------------------------------------------------------------------
 Total distributions                 (0.047) (0.050) (0.051) (0.050) (0.054)
----------------------------------------------------------------------------
 Net asset value, end of year        $1.00   $1.00   $1.00   $1.00   $1.00
----------------------------------------------------------------------------
 Total return                         4.78%   5.12%   5.17%   4.98%   5.53%
----------------------------------------------------------------------------
 Net assets, end of year (millions)  $0.6     $0.4      $2      $2      $2
----------------------------------------------------------------------------
 Ratios to average net assets:
 Expenses(/2/)                        0.57%   0.59%   0.59%   0.62%   0.62%
 Net investment income                4.70    5.07    5.05    4.87    5.39
----------------------------------------------------------------------------

(/1/) On June 12, 1998 Class C shares were renamed Class L shares.

(/2/) As a result of a voluntary expense limitation, expense ratios will not exceed 0.70%.


Money Market Funds

Cash Portfolio

 For a Class Y share of capital stock outstanding throughout each year ended December 31:

                                       1999    1998     1997    1996    1995
----------------------------------------------------------------------------
 Net asset value, beginning of year  $1.00   $1.00   $1.00   $1.00   $1.00
----------------------------------------------------------------------------
 Income from operations:
 Net investment income                0.048   0.052   0.052   0.051   0.054
----------------------------------------------------------------------------
 Total income from operations         0.048   0.052   0.052   0.051   0.054
----------------------------------------------------------------------------
 Less distributions from:
 Net investment income               (0.048) (0.052) (0.052) (0.051) (0.054)
----------------------------------------------------------------------------
 Total distributions                 (0.048) (0.052) (0.052) (0.051) (0.054)
----------------------------------------------------------------------------
 Net asset value, end of year        $1.00   $1.00   $1.00   $1.00   $1.00
----------------------------------------------------------------------------
 Total return                         4.91%   5.29%   5.32%   5.09%   5.50%
----------------------------------------------------------------------------
 Net assets, end of year (millions)   $67    $159      $64     $52     $30
----------------------------------------------------------------------------
 Ratios to average net assets:
 Expenses(/1/)                        0.42%   0.42%   0.43%   0.52%   0.51%
 Net investment income                4.76    5.17    5.22    4.97    5.29
----------------------------------------------------------------------------

(/1/) As a result of a voluntary expense limitation, expense ratios will not exceed 0.70%.


                                                       Smith Barney Mutual Funds

Government Portfolio

 For a Class A share of capital stock outstanding throughout each year ended December 31:

                                       1999     1998    1997    1996    1995
----------------------------------------------------------------------------
 Net asset value, beginning of year  $1.00   $1.00   $1.00   $1.00   $1.00
----------------------------------------------------------------------------
 Income from operations:
 Net investment income                0.045   0.049   0.049   0.048   0.053
----------------------------------------------------------------------------
 Total income from operations         0.045   0.049   0.049   0.048   0.053
----------------------------------------------------------------------------
 Less distributions from:
 Net investment income               (0.045) (0.049) (0.049) (0.048) (0.053)
----------------------------------------------------------------------------
 Total distributions                 (0.045) (0.049) (0.049) (0.048) (0.053)
----------------------------------------------------------------------------
 Net asset value, end of year        $1.00   $1.00   $1.00   $1.00   $1.00
----------------------------------------------------------------------------
 Total return                         4.60%   5.00%   5.04%   4.89%   5.45%
----------------------------------------------------------------------------
 Net assets, end of year (billions)    $5       $5      $5      $4      $4
----------------------------------------------------------------------------
 Ratios to average net assets:
 Expenses(/1/)                        0.61%   0.60%   0.61%   0.61%   0.60%
 Net investment income                4.50    4.88    4.92    4.78    5.31
----------------------------------------------------------------------------

(/1/) As a result of a voluntary expense limitation, expense ratios will not exceed 0.70%.

Money Market Funds

Government Portfolio

 For a Class L(/1/) share of capital stock outstanding throughout each year ended December 31:

                                       1999    1998     1997    1996     1995
-----------------------------------------------------------------------------
 Net asset value, beginning of year  $1.00   $1.00   $1.00   $1.00    $1.00
-----------------------------------------------------------------------------
 Income from operations:
 Net investment income                0.045   0.049   0.049   0.048    0.053
-----------------------------------------------------------------------------
 Total income from operations         0.045   0.049   0.049   0.048    0.053
-----------------------------------------------------------------------------
 Less distributions from:
 Net investment income               (0.045) (0.049) (0.049) (0.048)  (0.053)
-----------------------------------------------------------------------------
 Total distributions                 (0.045) (0.049) (0.049) (0.048)  (0.053)
-----------------------------------------------------------------------------
 Net asset value, end of year        $1.00   $1.00   $1.00   $1.00    $1.00
-----------------------------------------------------------------------------
 Total return                         4.62%   5.01%   5.04%   4.89%    5.46%
-----------------------------------------------------------------------------
 Net assets, end of year (000s)      $113    $206     $502    $982   $1,459
-----------------------------------------------------------------------------
 Ratios to average net assets:
 Expenses(/2/)                        0.59%   0.59%   0.61%   0.61%    0.60%
 Net investment income                4.47    4.94    4.90    4.78     5.36
-----------------------------------------------------------------------------

(/1/) On June 12, 1998, Class C shares were renamed Class L shares.

(/2/) As a result of a voluntary expense limitation, expense ratios will not exceed 0.70%.

                                                       Smith Barney Mutual Funds

Government Portfolio

 For a Class Y share of capital stock outstanding throughout each year ended December 31:

                                       1999     1998    1997    1996    1995
----------------------------------------------------------------------------
 Net asset value, beginning of year  $1.00   $1.00   $1.00   $1.00   $1.00
----------------------------------------------------------------------------
 Income from operations:
 Net investment income                0.047   0.050   0.050   0.049   0.054
----------------------------------------------------------------------------
 Total income from operations         0.047   0.050   0.050   0.049   0.054
----------------------------------------------------------------------------
 Less distributions from:
 Net investment income               (0.047) (0.050) (0.050) (0.049) (0.054)
----------------------------------------------------------------------------
 Total distributions                 (0.047) (0.050) (0.050) (0.049) (0.054)
----------------------------------------------------------------------------
 Net asset value, end of year        $1.00   $1.00   $1.00   $1.00   $1.00
----------------------------------------------------------------------------
 Total return                         4.78%   5.13%   5.14%   4.99%   5.55%
----------------------------------------------------------------------------
 Net assets, end of year (millions)    $8       $4      $7     $52      $5
----------------------------------------------------------------------------
 Ratios to average net assets:
 Expenses(/1/)                        0.45%   0.48%   0.51%   0.51%   0.50%
 Net investment income                4.64    5.06    4.98    4.88    5.51
----------------------------------------------------------------------------

(/1/) As a result of a voluntary expense limitation, expense ratios will not exceed 0.70%.

Money Market Funds

Retirement Portfolio
 For a Class A share of capital stock outstanding throughout each year ended December 31:

                                       1999     1998    1997    1996    1995
----------------------------------------------------------------------------
 Net asset value, beginning of year  $1.00   $1.00   $1.00   $1.00   $1.00
----------------------------------------------------------------------------
 Income from operations:
 Net investment income(/2/)           0.046   0.049   0.049   0.048   0.053
----------------------------------------------------------------------------
 Total income from operations         0.046   0.049   0.049   0.048   0.053
----------------------------------------------------------------------------
 Less distributions from:
 Net investment income               (0.046) (0.049) (0.049) (0.048) (0.053)
----------------------------------------------------------------------------
 Total distributions                 (0.046) (0.049) (0.049) (0.048) (0.053)
----------------------------------------------------------------------------
 Net asset value, end of year        $1.00   $1.00   $1.00   $1.00   $1.00
----------------------------------------------------------------------------
 Total return                         4.65%   5.04%   5.03%   4.86%   5.42%
----------------------------------------------------------------------------
 Net assets, end of year (billions)    $2       $2      $1      $1      $1
----------------------------------------------------------------------------
 Ratios to average net assets:
 Expenses(/1/)(/2/)                   0.69%   0.70%   0.71%   0.71%   0.72%
 Net investment income                4.55    4.92    4.92    4.75    5.28
----------------------------------------------------------------------------

(/1/) As a result of a voluntary expense limitation, expense ratios will not exceed 0.70%.

(/2/) The investment manager waived a portion of its management fees for the years ended December 31, 1999 and December 31, 1998. If such fees were not waived, the per share decrease on net investment income and the actual expense ratio would have been as follows:

        Per Share Decreases to    Expense Ratios
        Net Investment Income  Without Reimbursement
  1999         $0.0001                 0.71%
----------------------------------------------------
  1998          0.0002                 0.72
----------------------------------------------------

                                                       Smith Barney Mutual Funds

                    (This page is intentionally left blank.)

                                                              SalomonSmithBarney
                                                    ----------------------------
                                                    A member of citigroup [LOGO]

Cash Portfolio

Government Portfolio

Retirement Portfolio

Each an investment portfolio of Smith Barney Money Funds, Inc.

Shareholder reports Annual and semiannual reports to shareholders provide addi-tional information about the funds' investments. These reports discuss the mar-ket conditions and investment strategies that affected the funds' performance.

The funds send only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the funds and is incorporated by ref-erence into (is legally part of) this prospectus.

You can make inquiries about the funds or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the funds at 1-800-451-2010, or by writing to the funds at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com

Information about the funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Pub-lic Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the funds are available on the EDGAR Data-base on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the funds that is not in this prospectus, you should not rely upon that information. Neither the funds nor the distribu-tor is offering to sell shares of the funds to any person to whom the funds may not lawfully sell their shares.

SMSalomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Actfile no. 811-02490)

                                                               FD 2322 4/00

       SB Smith Barney
       MF Mutual Funds

       PROSPECTUS



       MONEY MARKET
       FUNDS

       Cash Portfolio

       Class Z Shares
       ----------------------------------------------------------------------
       April 28, 2000


       The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Money Market Funds

 Contents

Investments, risks and performance..........................................   2

Management..................................................................   7

Buying, redeeming and exchanging Class Z shares.............................   8

Dividends, distributions and taxes..........................................   9
Share price.................................................................  10

Financial highlights........................................................  11

The Class Z shares described in this prospectus are offered exclusively for sale to tax-exempt employee benefit and retirement plans of Salomon Smith Bar-ney Inc. and any of its affiliates.

You should know: An investment in a fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.


                                                       Smith Barney Mutual Funds

 Investments, risks and performance

Investment objectives

The fund seeks maximum current income and preservation of capital.

Principal investment strategies

Key investments

Cash Portfolio The fund invests in high quality, U.S. dollar denominated short term debt securities. These may include obligations issued by U.S. and foreign banks, the U.S. government, its agencies or instrumentalities, U.S. states and municipalities and U.S. and foreign corporate issuers. The fund will invest at least 25% of its assets in obligations of domestic and foreign banks. Either the principal amount of each obligation must be fully insured by the FDIC or the issuing bank must have more than $100 million of working capital or more than $1 billion of total assets.

Cash Portfolio may invest in all types of money market securities including commercial paper, certificates of deposit, bankers' acceptances, mortgage-backed and asset-backed securities, repurchase agreements and other short term debt securities. The fund limits foreign investments to issuers located in major industrialized countries.

Minimum credit quality Cash Portfolio invests in commercial paper and other short-term obligations rated by a nationally recognized rating organization in the highest short term rating category, or if unrated, of equivalent quality, and in other corporate obligations and municipal obligations rated in the two highest rating categories, or if unrated, of equivalent quality.

Maximum maturity The fund invests exclusively in securities having remaining maturities of 397 days or less. The fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

Selection process In selecting investments for the fund, the manager looks for:

 .The best relative values based on an analysis of yield, price, interest rate sensitivity and credit quality
 .Issuers offering minimal credit risk
 .Maturities consistent with the manager's outlook for interest rates

Money Market Funds--Class Z Shares

All investments involve some degree of risk. However, the fund is a "money mar-ket fund" and, as such, seeks income by investing in short-term debt securities that meet strict standards established by the Board of Directors based on spe-cial rules for money market funds adopted under federal law.

Principal risks of investing in the fund

Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund, or the fund could underperform other short term debt instruments or money market funds if:

 .Interest rates rise sharply.

 .An issuer or guarantor of the fund's securities defaults, or has its credit rating downgraded.
 .The manager's judgment about the value or credit quality of a particular secu-rity proves to be incorrect.

Cash Portfolio invests at least 25% of its assets in obligations of domestic and foreign banks and, as a result, is more susceptible to events affecting the banking industry. The value of the fund's foreign securities may go down because of unfavorable government actions or political instability.

Who may want to invest The fund may be an appropriate investment if you:

 .Are seeking current income
 .Are looking for an investment with lower risk than most other types of funds .Are looking to allocate a portion of your assets to money market securities

                                                       Smith Barney Mutual Funds

Risk return bar chart

The bar charts indicate the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not neces-sarily indicate how a fund will perform in the future. The bar chart shows the performance of the fund's Class Z shares for the last five full calendar years since inception on November 15, 1994.

                        Total Return for Class Z Shares

                                 Cash Portfolio


                                 [BAR CHART]

                      1995    1996    1997  1998     1999
                     -----   -----   -----  -----   -----
                     5.63%   5.06%   5.33%  5.29%   4.91%

                       Calendar years ended December 31

Quarterly returns:

Highest: 1.42% in 2nd quarter 1995; Lowest: 1.13% in 2nd quarter 1999

Money Market Funds--Class Z Shares

Risk return table

The table indicates the risks of investing in the fund by comparing the average annual total return of Class Z shares of the fund for the periods shown with that of the 90 day Treasury bill. This table assumes redemption of shares at the end of the period and reinvestment of distributions and dividends.

                          Average Annual Total Returns

                  Calendar Years Ended December 31, 1999

Fund            1 year 5 years Since inception Inception Date

Cash Portfolio  4.91%   5.25%       5.23%         11/15/94
90 day T-bill   4.74%   5.11%       5.12%            *

As of December 31, 1999, the 7-day yield for Cash Portfolio was 5.39%.

*Index comparison begins on November 30, 1994.

                                                       Smith Barney Mutual Funds

Fee table

The table sets forth the fees and expenses you will pay if you invest in the fund's shares.

                         Annual fund operating expenses

                                      Cash
(expenses deducted from fund assets)  Portfolio
Management fee                          0.38%

Distribution and service (12b-1) fee     --

Other expenses                          0.03
                                        ----

Total annual fund operating expenses    0.41%

Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

 .You invest $10,000 in the fund for the period shown
 .Your investment has a 5% return each year
 .You reinvest all distributions and dividends without a sales charge

 .Redemption of all your shares at the end of the period

 .The fund's operating expenses remain the same

                      Number of years you own your shares

                1 year 3 years 5 years 10 years
Cash Portfolio   $42    $132    $230     $518

Money Market Funds--Class Z Shares

 Management

Manager The fund's investment manager is SSB Citi Fund Management LLC (SSB
Citi) (successor to SSBC Fund Management Inc.), an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services--asset manage-ment, banking and consumer finance, credit and charge cards, insurance, invest-ments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

Management fee For its services, the manager received a fee during the fund's last fiscal year equal to the amount shown below.

     Management fee as a percentage of the fund's average daily net assets

Fund
Cash Portfolio  0.38%

Distributor The fund has entered into an agreement with CFBDS, Inc. to distrib-ute the fund's shares.

Transfer agent and shareholder servicing agent Citi Fiduciary Trust Company serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, PFPC Global Fund Services serves as the fund's sub-transfer agent (the "sub-transfer agent") to render certain shareholder record keeping and accounting services and functions.

                                                       Smith Barney Mutual Funds

    Buying, redeeming and exchanging Class Z shares

     Through a
     qualified   You may buy, redeem or exchange Class Z shares only through a
          plan   "qualified plan." A qualified plan is a tax-exempt employee benefit or retirement plan of Salomon Smith Barney, Inc. or one of its affiliates.

                 There are no minimum investment requirements for Class Z shares. However, the fund reserves the right to change this policy at any time.
--------------------------------------------------------------------------------

        Buying
                 Orders to buy Class Z shares must be made in accordance with the terms of a qualified plan. If you are a participant in a qualified plan, you may place an order with your plan to buy Class Z shares at net asset value, without any sales charge. Payment is due to Salomon Smith Barney on settlement date, which is the third business day after your order is accepted. If you make payment prior to this date, you may designate a temporary investment (such as a money market fund of the
                 Smith Barney funds) for payment until settlement date. The fund reserves the right to reject any order to buy shares and to suspend the offering of shares for a period of time.
--------------------------------------------------------------------------------

       Selling   Qualified plans may redeem their shares on any day on which the fund calculates its net asset value. You should consult the terms of your qualified plan for special redemption pro-visions.
--------------------------------------------------------------------------------

    Exchanging   You should consult your qualified plan for information about available exchange options.
 ----------------------------------------------------------------------------


    Other        The fund has the right to:
    information  .  Suspend the offering of shares
                 .  Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission
                 .  Reject any purchase or exchange order
                 .  Change, revoke or suspend the exchange privilege




Money Market Funds--Class Z Shares

 Dividends, distributions and taxes

Dividends The fund generally makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and div-idends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional Class Z shares. The fund expects distributions to be primarily from income. A sales charge is paid on reinvested distributions or dividends.

Taxes In general, redeeming Class Z shares, exchanging Class Z shares and receiving distributions or dividends (whether in cash or additional Class Z shares) are all non-taxable events with respect to a qualified plan for purposes of federal income taxation.

The fund anticipates that it will normally not earn or distribute any long-term capital gains.

After the end of each year, the fund will provide you with information about the distributions and dividends paid during the previous year. If you do not provide your qualified plan with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds.

Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the fund.

                                                     Smith Barney Mutual Funds

 Share price

Qualified plans may buy, exchange or redeem Class Z shares of the fund at the net asset value next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates net asset value at noon, Eastern time, every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the Statement of Additional Information (SAI).

The fund uses the amortized cost method to value its portfolio securities. Using this method, a fund constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the fund.

                                                     Purchase is effective and
Form of purchase payment                                  Dividends begin
 .Payment in federal funds                            If received  At noon,
                                                     before noon, Eastern
                                                     Eastern      time, on
                                                     time:        that day

 .Having a sufficient cash balance in your account    If received  At noon the
  with Salomon Smith Barney or a selling group       after noon:  next
  member                                                          business day
------------------------------------------------------------------------------
 .Other forms of payment, with conversion into, or    At noon on the next
  advance of, federal funds by Salomon Smith Barney  business day or a selling group member

 .Other forms of payment received by the transfer
  agent
------------------------------------------------------------------------------

In order to buy, redeem or exchange shares at that day's price, you must place your order with your qualified plan before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order with your qualified plan prior to the actual closing time. Otherwise, you will receive the next business day's price.

Your qualified plan must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

Money Market Funds - Class Z Shares

 Financial highlights

The financial highlights tables are intended to help you understand the perfor-mance of the fund's Class Z shares for the past 5 years. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming rein-vestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with the fund's financial statements, is included in the annual report (avail-able upon request).

Cash Portfolio

 For a Class Z share of capital stock outstanding throughout each year ended December 31:

                                      1999    1998    1997    1996    1995
----------------------------------------------------------------------------
 Net asset value, beginning of year  $1.00   $1.00   $1.00   $1.00   $1.00
----------------------------------------------------------------------------
 Income from operations:
 Net investment income                0.048   0.052   0.052   0.051   0.055
----------------------------------------------------------------------------
 Total income from operations         0.048   0.052   0.052   0.051   0.055
----------------------------------------------------------------------------
 Less distributions from:
 Net investment income               (0.048) (0.052) (0.052) (0.051) (0.055)
----------------------------------------------------------------------------
 Total distributions                 (0.048) (0.052) (0.052) (0.051) (0.055)
----------------------------------------------------------------------------
 Net asset value, end of year        $1.00   $1.00   $1.00   $1.00   $1.00
----------------------------------------------------------------------------
 Total return                         4.91%   5.29%   5.33%   5.06%   5.63%
----------------------------------------------------------------------------
 Net assets, end of year (millions)  $128     $2      $6      $6      $5
----------------------------------------------------------------------------
 Ratios to average net assets:
 Expenses(/1/)                        0.41%   0.43%   0.44%   0.53%   0.52%
 Net investment income                4.86    5.21    5.21    4.96    5.49
----------------------------------------------------------------------------

(/1/As)a result of a voluntary expense limitation, expense ratios will not exceed 0.70%.

                                                       Smith Barney Mutual Funds

                     (This page is intentionally left blank.)

[LOGO OF SALOMON SMITH BARNEY APPEARS HERE]

Cash Portfolio

An investment portfolio of Smith Barney Money Funds, Inc.

Shareholder reports Annual and semiannual reports to shareholders provide addi-tional information about the fund's investments. These reports discuss the mar-ket conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your qualified plan or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by refer-ence into (is legally a part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your quali-fied plan, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Pub-lic Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Data-base on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the funds may not lawfully sell its shares.

SMSalomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Actfile no. 811-02490)

                                                               FD 0669 4/00

Money Market Funds

 Contents

Investments, risks and performance..........................................   2

Management..................................................................   7

Class A shares..............................................................   8

Deferred sales charges......................................................   9

Buying shares...............................................................  10

Exchanging shares...........................................................  11

Redeeming shares............................................................  12

Other things to know
about share transactions....................................................  14

Dividends, distributions and taxes..........................................  15

Share price.................................................................  16

Financial highlights........................................................  17

You should know: An investment in a fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                                                       Smith Barney Mutual Funds

 Investments, risks and performance

Investment objectives

The fund seeks maximum current income and preservation of capital.

Principal investment strategies

Key investments
Cash Portfolio The fund invests in high quality, U.S. dollar denominated short term debt securities. These may include obligations issued by U.S. and foreign banks, the U.S. government, its agencies or instrumentalities, U.S. states and municipalities and U.S. and foreign corporate issuers. The fund will invest at least 25% of its assets in obligations of domestic and foreign banks. Either the principal amount of each obligation must be fully insured by the FDIC or the issuing bank must have more than $100 million of working capital or more than $1 billion of total assets.

Cash Portfolio may invest in all types of money market securities including commercial paper, certificates of deposit, bankers' acceptances, mortgage-backed and asset-backed securities, repurchase agreements and other short term debt securities. The fund limits foreign investments to issuers located in major industrialized countries.

Minimum credit quality Cash Portfolio invests in commercial paper and other short-term obligations rated by a nationally recognized rating organization in the highest short term rating category, or if unrated, of equivalent quality, and in other corporate obligations and municipal obligations rated in the two highest rating categories, or if unrated, of equivalent quality.

Maximum maturity The fund invests exclusively in securities having remaining maturities of 397 days or less. The fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

Selection process In selecting investments for the fund, the manager looks for:

 .The best relative values based on an analysis of yield, price, interest rate sensitivity and credit quality
 .Issuers offering minimal credit risk
 .Maturities consistent with the manager's outlook for interest rates

Money Market Funds

All investments involve some degree of risk. However, the fund is a "money mar-ket fund" and, as such, seeks income by investing in short-term debt securities that meet strict standards established by the Board of Directors based on spe-cial rules for money market funds adopted under federal law.

Principal risks of investing in the fund
Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund, or the fund could underperform other short term debt instruments or money market funds if:

 .Interest rates rise sharply.
 .An issuer or guarantor of the fund's securities defaults, or has its credit rating downgraded.
 .The manager's judgment about the value or credit quality of a particular secu-rity proves to be incorrect.

Cash Portfolio invests at least 25% of its assets in obligations of domestic and foreign banks and, as a result, is more susceptible to events affecting the banking industry. The value of the fund's foreign securities may go down because of unfavorable government actions or political instability.

Who may want to invest The fund may be an appropriate investment if you:

 .Are seeking current income
 .Are looking for an investment with lower risk than most other types of funds .Are looking to allocate a portion of your assets to money market securities

                                                       Smith Barney Mutual Funds

Risk return bar chart
The bar charts indicate the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not neces-sarily indicate how a fund will perform in the future.

The bar chart shows the performance of the fund's Class A shares for each of the past 10 calendar years.

                        Total Return for Class A Shares

                                 Cash Portfolio

                                  [BAR CHART]

     1990    1991   1992   1993   1994   1995   1996   1997   1998   1999
     ----    ----   ----   ----   ----   ----   ----   ----   ----   ----
     7.87%   5.66%  3.31%  2.63%  3.73%  5.53%  4.98%  5.12%  5.07%  4.73%

                      Calendar years ended December 31

Quarterly returns:

Highest: 1.95% in 2nd quarter 1990; Lowest: 0.64% in 2nd quarter 1993

Risk return table

The table indicates the average annual total return of Class A shares of the fund for the periods shown with that of the 90 day Treasury bill. This table assumes redemption of shares at the end of the period and reinvestment of dis-tributions and dividends.

                          Average annual total returns

                  Calendar years ended December 31, 1999

 Fund            1 year 5 years 10 years Since Inception Inception Date
 Cash Portfolio
 Class A          4.73%  5.09%    4.85%        N/A          5/28/74
 90 day T-bill    4.74%  5.11%    4.95%        N/A                *

* Index comparison begins on December 31, 1989

                    7 day yield as of December 31, 1999

 Cash Portfolio  Class A
 7 day yield      5.18%


Money Market Funds

Fee table
This table sets forth the fees and expenses you will pay if you invest in the fund's shares.

                                Shareholder fees

                                                                      Cash
                                                                    Portfolio
(fees paid directly from your investment)                            Class A
Maximum sales charge (load) imposed on purchases
(as a % of offering price)                                            None
Maximum deferred sales charge (load)
(as a % of the lower of net asset value at purchase or redemption)    None(/1/)

                         Annual fund operating expenses

                                             Cash
                                           Portfolio
(expenses deducted from fund assets)        Class A
Management fee                               0.38%
Distribution and service (12b-1) fee         0.10
Other expenses                               0.14
                                             ----
Total annual fund operating expenses(/2/)    0.62%

(/1/)Class A shares exchanged from another Smith Barney fund subject to a deferred sales charge remain subject to the original fund's deferred sales charge while held in the funds.
(/2/)Because the manager has voluntarily agreed to limit total annual fund operating expenses to 0.70% of the fund's average daily net assets, actual expenses were:

                                      Cash Portfolio
                                         Class A
Management fee                             0.38%
Total annual fund operating expenses       0.62%

The manager may change or eliminate these expense limits at any time on four-teen days prior notice to shareholders.

                                                       Smith Barney Mutual Funds

Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

 .You invest $10,000 in the fund for the period shown
 .Your investment has a 5% return each year
 .You reinvest all distributions and dividends without a sales charge

 .Redemption of all your shares at the end of the period

 .The fund's operating expenses remain the same

                      Number of years you own your shares

                1 year 3 years 5 years 10 years
Cash Portfolio
 Class A         $63    $199    $346     $774

Money Market Funds

 Management

Manager The fund's investment manager is SSB Citi Fund Management LLC (SSB
Citi) (successor to SSBC Fund Management Inc.), an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees their opera-tions. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services--asset manage-ment, banking and consumer finance, credit and charge cards, insurance, invest-ments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

Management fee For its services, the manager received a fee during the fund's last fiscal year equal to the amount shown below:

                Management fee as a percentage of
Fund            the fund's average daily net assets
Cash Portfolio                 0.38%

Distributor The fund has entered into an agreement with CFBDS, Inc. to distrib-ute the fund's shares. Through a selling agreement, PFS Investments Inc. (PFS Investments) sells fund shares to the public.

Distribution plan The fund has adopted a Rule 12b-1 distribution plan for the Class A shares. Under the plan, the fund pays service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

                                                       Smith Barney Mutual Funds

 Class A shares

The fund offers only one class of shares (Class A shares) for initial purchases through a PFS Investments Registered Representative.

                              Class A
Initial sales charge(/1/)   None
-------------------------------------
Deferred sales charge(/2/)  None
-------------------------------------
Annual service fees         0.10% of
                            average
                            daily net
                            assets
-------------------------------------
Exchange privilege(/3/)     Class A
                            shares of
                            certain
                            Smith
                            Barney
                            funds
-------------------------------------

(/1/)Initial sales charges may apply if you exchange shares of the funds for shares of another Smith Barney fund.
(/2/)Shares exchanged from another Smith Barney fund subject to a deferred sales charge remain subject to the original fund's deferred sales charge while held in the funds.
(/3/)Ask your PFS Investments Registered Representative for the funds available for exchange.

Investment minimums--Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                                             Initial Additional
                                                                  Class A
General                                                      $1,000     $50
IRAs, Self Employed Retirement Plans, Uniform Gift to Minor
Accounts                                                      $250      $50
Qualified Retirement Plans*                                    $25      $25
Systematic Investment Plans                                    $25      $25

* Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans.


Money Market Funds

 Deferred sales charges

If Class A shares of the Cash Portfolio are acquired by exchange from another Smith Barney fund subject to a deferred sales charge the original deferred sales charge will apply to these shares. If you redeem any of these shares within 12 months of the date you purchased shares of the original fund, the funds' shares may be subject to a deferred sales charge of 1.00%.

The deferred sales charge is based on the net asset value at the time of pur-chase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

You do not pay a deferred sales charge on:

 .Shares exchanged for shares of another Smith Barney fund
 .Shares that represent reinvested distributions and dividends
 .Shares that are no longer subject to the deferred sales charge

Each time you place a request to redeem shares that were acquired by exchange from another Smith Barney fund subject to a deferred sales charge, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the long-est.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your PFS Investments Registered Representative.

PFS Distributors Inc., an affiliate of PFS Investment Inc., receives deferred sales charges as partial compensation for its expenses in connection with the sale of shares, including the payment of compensation to your PFS Investments Registered Representative.

Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:

 .On certain distributions from a retirement plan
 .For involuntary redemptions of small account balances
 .For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your PFS Investments Registered Representative or consult the Statement of Additional Information ("SAI").

                                                       Smith Barney Mutual Funds

 Buying shares

 Buying shares   .Initial purchases of shares of the fund must be made through by mail a PFS Investments Registered Representative by completing the appropriate application. The completed application should be forwarded to the fund's sub-transfer agent, PFS Shareholder Services.

                 .Subsequent investments may be sent by mail directly to PFS
                   Shareholder Services.
                 .The address and telephone number of PFS Shareholder Services is: 3100 Breckinridge Blvd., Bldg. 200, Duluth, Georgia 30099-0062; (800) 544-5445.
                 .You may also reach PFS Shareholder Services by calling (800)
                   544-7278 for Spanish speaking representatives or (800) 824-1721 for the TDD Line for the Hearing Impaired.
                 .Checks draws on foreign banks must be payable in U.S. dol-
                   lars and have the routing number of the U.S. bank encoded
                   on the check.
--------------------------------------------------------------------------------
 Buying shares   Initial purchases of shares for $10,000 may be made by wire
       by wire   order from your bank account. Contact PFS Shareholder Serv-
                 ices for details. In addition, once an account is open, you may make additional wire orders through your PFS Investments
                 Registered Representative.
--------------------------------------------------------------------------------
     Through a
    systematic   You may authorize PFS Shareholder Services to transfer funds
    investment   automatically from a regular bank account, or other financial
          plan   institutions to buy shares of a fund.

                 .Amounts transferred should be at least $25 monthly.
                 .If you do not have sufficient funds in your account on a
                   transfer date, PFS Shareholder Services may charge you a fee.

                 For more information, contact your PFS Investments Registered Representative or consult the SAI.

Money Market Funds

 Exchanging shares

  Smith Barney
      offers a   You should contact your PFS Investments Registered Represen-
   distinctive   tative to exchange into other eligible Smith Barney funds. Be
     family of   sure to read the prospectus of the Smith Barney fund you are
         funds   exchanging into. An exchange is a taxable transaction.
   tailored to
 help meet the
 varying needs
 of both large
     and small
     investors

                 .You may exchange shares only for shares of the same class of certain Smith Barney funds. Not all Smith Barney funds offer all classes.
                 .Not all Smith Barney funds may be offered in your state of residence. Contact your PFS Investments Registered Repre-sentative.
                 .You must meet the minimum investment amount for each fund.

                 .If you hold share certificates, PFS Shareholder Services
                   must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.
                 .The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.
--------------------------------------------------------------------------------
 Sales charges   Your shares may be subject to an initial sales charge at the time of the exchange. For more information, contact your PFS
                 Investments Registered Representative.

                 Your deferred sales charge (if any) will continue to be mea-sured from the date of your original purchase of another fund's shares subject to a deferred sales charge.
--------------------------------------------------------------------------------
  By telephone
                 You may exchange shares by telephone up to a maximum of $500,000, if you elect telephone transactions on your account application. Telephone exchanges are subject to the same lim-itations as telephone redemptions.

                 To learn more about the exchange privilege and Smith Barney mutual funds you may be eligible to exchange into, contact your PFS Investments Registered Representative or consult the SAI.

                                                       Smith Barney Mutual Funds

 Redeeming shares

   Redemptions   Generally, a properly completed Redemption Form with any
       by mail   required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary.

                 You may redeem some or all of your shares by sending a Redemption Form or other written request in proper form to PFS Shareholder Services, 3100 Breckinridge Blvd., Bldg. 200, Duluth, Georgia 30099-0062. You may also reach PFS Share-holder Services by calling (800) 544-5445 or (800) 544-7278 for Spanish speaking representatives or (800) 824-1721 for the TDD Line for the Hearing Impaired. The written request for redemption must be in good order. This means that you have provided the following information. Your request will not be processed without this information.

                 .Name of the fund
                 .Account number
                 .Dollar amount or number of shares to redeem
                 .Signature of each owner exactly as the account is registered .Other documentation required by PFS Shareholder Services

                 To be in good order, your request must include a signature guarantee if:

                 .The proceeds of the redemption exceed $50,000
                 .The proceeds are not paid to the record owner(s) at the rec-
                   ord address
                 .The shareholder(s) has had an address change in the past 45 days
                 .The shareholder(s) is a corporation, sole proprietor, part-
                   nership, trust or fiduciary

                 You can obtain a signature guarantee from most banks, deal-ers, brokers, credit unions and federal savings and loans, but not from a notary public.

--------------------------------------------------------------------------------

                 In all cases, your redemption price is the net asset value next determined after your request is received in good order. Redemption proceeds normally will be sent

Money Market Funds
                 within three days. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to until your original check clears, which may take up to 15 days. Any request that your redemption proceeds be sent to a destination other than your bank account or address of record must be in writing and must include signature guarantees.

--------------------------------------------------------------------------------

   Redemptions   You may redeem shares by telephone if you elect the telephone
  by telephone   transaction option on your account application. This is
                 available only for redemptions of $50,000 or less, and the proceeds must be mailed to your address of record. In addi-tion, you must be able to provide proper identification information. You may not redeem by telephone if your address has changed within the past 45 days or if your shares are in certificate form. Telephone redemption requests may be made by calling PFS Shareholder Services at (800) 544-5445 between
                 8:00 a.m. and 8:00 p.m. eastern time on any day the New York
                 Stock Exchange is open. Requests received after the close of regular trading on the New York Stock Exchange are priced at the net asset value next computed. If telephone redemptions are not available for any reason, you may use the fund's reg-ular redemption procedure described above.

--------------------------------------------------------------------------------

    Payment of Whether you redeem by mail, fax or telephone, your redemption redemption proceeds can be sent by check to your address of record or by
      proceeds   wire transfer to a bank account designated on your applica-
                 tion. You will be charged a service fee for wire transfers and for transfers made directly to your bank by the Automated
                 Clearinghouse (ACH).

--------------------------------------------------------------------------------

     Automated   You can arrange for the automated redemption of a portion of
          cash   your shares on a monthly or quarterly basis. To qualify you
    withdrawal   must own shares of the fund with a value of at least $10,000
          plan   ($5,000 for retirement plan accounts) and each automatic
                 redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments are equal to or less than 1% per month

                                                       Smith Barney Mutual Funds
                 of the value of your shares subject to a deferred sales charge. The following conditions apply:

                 .Shares may not be represented by certificates
                 .All dividends and distributions must be reinvested
                 .You can establish a withdrawal plan for a retirement account only if you are eligible to receive distributions from the account

                 For more information, contact your PFS Investments Registered Representative or consult the SAI.

 Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information without which your request will not be processed:

 .Name of the fund

 .Account number

 .Class of shares being bought, exchanged or redeemed

 .Dollar amount or number of shares being bought, exchanged or redeemed

 .Signature of each owner exactly as the account is registered

Signature guarantees To be in good order, your redemption request must include a signature guarantee:

 .if proceeds of the redemption exceed $50,000

 .if proceeds are not paid to the record owner at the record address

 .if shareholder has had an address change in the past 45 days

 .if shareholder is a corporation, sole proprietor, partnership, trust or fidu-ciary

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

 .Suspend the offering of shares
 .Waive or change minimum and additional investment amounts
 .Reject any purchase or exchange order
 .Change, revoke or suspend the exchange privilege
 .Suspend telephone transactions
 .Suspend or postpone redemptions of shares on any day when trading on the New
  York Stock Exchange is restricted, or as otherwise permitted by the Securi-ties and Exchange Commission
 .Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Money Market Funds

Small Account Balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive Exchange Transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other share-holders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share Certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the PFS Shareholder Servic-es. If you hold share certificates, it will take longer to exchange or redeem shares.

 Dividends, distributions and taxes

Dividends The fund declares a dividend of substantially all of its net invest-ment income on each day the New York Stock Exchange is open. Income dividends are paid monthly. The fund generally makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. The fund expects distributions to be primarily from income. Dividends and capi-tal gain distributions are reinvested in additional fund shares of the same class that you hold. Alternatively, you can instruct your PFS Investments Reg-istered Representative to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the PFS Shareholder Services less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, receiving distributions (whether in cash or additional shares) is a taxable event.

 Transaction                           Federal tax status

Redemption or exchange of shares       Usually no gain or loss;
                                       loss may result to extent
                                       of any deferred sales
                                       charge

Long-term capital gain distributions   Long-term capital gain

Short-term capital gain distributions  Ordinary income

Dividends                              Ordinary income

The fund anticipates that it will normally not earn or distribute any long-term capital gains.

                                                       Smith Barney Mutual Funds

After the end of each year, the fund will provide you with information about the distributions and dividends you received during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions and dividends. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

 Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable deferred sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value at noon, Eastern time, every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI.

The fund uses the amortized cost method to value its portfolio securities. Using this method, a fund constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the fund.

                                              Purchase is effective
Form of purchase payment                       and Dividends begin
 .Payment in federal                  If received                         At noon,
funds                                before noon,                        Eastern time,
 .Having a suffi-                    Eastern time:                       on that day
 cient cash balance
 in your account
 with PFS Invest-
 ments
                                     If received                         At noon the
                                     after noon:                         next business
                                                                         day
--------------------------------------------------------------------------------------
 .Other forms of pay-
ment, with conver-
sion into, or
advance of, federal                  At noon on
funds by PFS Invest-                 the next
ments                                business day
 .Other forms of
 payment received by
 the transfer agent
--------------------------------------------------------------------------------------


Money Market Funds

 Financial highlights

The financial highlights tables are intended to help you understand the perfor-mance of the fund's Class A shares for the past 5 years. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming rein-vestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with the fund's financial statements, is included in the annual report (avail-able upon request).

Cash Portfolio

 For a Class A share of capital stock outstanding throughout each year ended December 31:

                                      1999    1998    1997    1996    1995
----------------------------------------------------------------------------
 Net asset value, beginning of year  $1.00   $1.00   $1.00   $1.00   $1.00
----------------------------------------------------------------------------
 Income from operations:
 Net investment income                0.046   0.050   0.050   0.050   0.054
----------------------------------------------------------------------------
 Total income from operations         0.046   0.050   0.050   0.050   0.054
----------------------------------------------------------------------------
 Less distributions from:
 Net investment income               (0.046) (0.050) (0.050) (0.050) (0.054)
----------------------------------------------------------------------------
 Total distributions                 (0.046) (0.050) (0.050) (0.050) (0.054)
----------------------------------------------------------------------------
 Net asset value, end of year        $1.00   $1.00   $1.00   $1.00   $1.00
----------------------------------------------------------------------------
 Total return                         4.73%   5.07%   5.12%   4.98%   5.53%
----------------------------------------------------------------------------
 Net assets, end of year (billions)     $45     $40     $31     $27     $23
----------------------------------------------------------------------------
 Ratios to average net assets:
 Expenses(/1/)                        0.62%   0.63%   0.64%   0.62%   0.62%
 Net investment income                4.63    4.95    5.01    4.87    5.39
----------------------------------------------------------------------------

(/1/As)a result of a voluntary expense limitation, expense ratios will not exceed 0.70%.

                                                       Smith Barney Mutual Funds

                                                     Securities offered through
                                                     PFS INVESTMENTS INC.
                                                     --------------------------
                                     Member NASD   A member of citigroup [LOGO]

Cash Portfolio

An investment portfolio of Smith Barney Money Funds, Inc.

Shareholder reports Annual and semiannual reports to shareholders provide addi-tional information about the fund's investments. These reports discuss the mar-ket conditions and investment strategies that affected the fund's performance.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by refer-ence into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your PFS Investments Registered Representative, by calling PFS Shareholder Services at 1-800-544-5445, or by writing to the fund at 3100 Breckinridge Boulevard, Building 200, Duluth, Georgia 30099-0062.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Pub-lic Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Data-base on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not law-fully sell their shares.

(Investment Company Actfile no. 811-02490)

SB-1E(A)
PFS Investments Inc. 16486

4/00

April 28, 2000

STATEMENT OF ADDITIONAL INFORMATION

SMITH BARNEY MONEY FUNDS, INC.
388 Greenwich Street
New York, New York 10013
(800) 451-2010

Class A Shares
Class L Shares
Class Y Shares
Class Z Shares

Smith Barney Money Funds, Inc. (the "Company") is a money market fund that invests in high quality money market instruments. The
Company seeks to provide:

Daily Income
Convenience
Daily Liquidity
Stability of Net Asset Value

Shares of the Company are currently offered in three Portfolios
(each, a "fund"):

Cash Portfolio
Government Portfolio
Retirement Portfolio

This Statement of Additional information is not a Prospectus. It is intended to provide more detailed information about the Company as well as matters already discussed in the Prospectus and therefore should be read in conjunction with the April 28, 2000 Prospectus which may be obtained from the Company or a Salomon Smith Barney Financial Consultant.

CONTENTS

Directors and Executive Officers		2
Investment Objectives and Management Policies		4
Risk Factors		7
Investment Restrictions and Fundamental Policies		8
Computation of Yield		9
Valuation of Shares and Amortized Cost Valuation		10
IRA and Other Prototype Retirement Plans		10
Purchase of Shares		11
Redemption of Shares		13
PFS Accounts		15
Exchange Privilege		16
Taxes		17
Investment Management and Other Services		18
Additional Information about the Funds		20
Voting Rights		20
Other Information		22
Financial Statements		23
Appendix A - Securities Ratings		A-1

In all cases, there can be no assurance that a fund will achieve its investment objective.

Shares of the funds are not insured or guaranteed by the U.S.
Government. There is no assurance that each fund will be able to maintain a stable net asset value of $1.00 per share.

DIRECTORS AND EXECUTIVE OFFICERS

Overall responsibility for management and supervision of each fund rests with the Company's Board of Directors. The directors approve all significant agreements between the Company and the companies that furnish services to the Company and the funds, including agreements with the Company's distributor, investment manager, custodian, transfer agent and dividend disbursing agent. The day-to-day operations of each fund are delegated to that fund's investment manager. The directors and executive officers of the Company, together with information as to their principal business occupations during the past five years are shown below. Each Director who is an "interested person" of the Company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), is indicated by an asterisk.

LEE ABRAHAM, Director
Retired; Director/Trustee of 12 investment companies associated with Citigroup Inc. ("Citigroup"). Director of R.G. Barry Corp., a footwear manufacturer, Signet Group plc, a specialty retailer, and eNote.com, Inc., a computer hardware company. Formerly Chairman and Chief Executive Officer of Associated Merchandising Corporation, a major retail merchandising and sourcing organization and formerly Director of Galey & Lord and Liz Claiborne. His address is 106 Barnes Road, Stamford, Connecticut 06902; Age 72.

ALLAN J. BLOOSTEIN, Director
President of Allan J. Bloostein Associates, a consulting firm;
Director/Trustee of 19 investment companies associated with Citigroup. Director of CVS Corporation, a drugstore chain, and Taubman Centers Inc., a real estate development company; Retired
Vice Chairman and Director of The May Department Stores Company.
His address is 27 West 67th Street, New York, New York 10023; Age 70.

JANE F. DASHER, Director
Investment Officer; Korsant Partners, a family investment company.
 Director/Trustee of 12 investment companies associated with Citigroup. Prior to 1997, Independent Financial Consultant. Her address is 283 Greenwich Avenue, Greenwich, Connecticut 06830; Age 50.

DONALD R. FOLEY, Director
Retired; Director/Trustee of 12 investment companies associated with Citigroup. Formerly Vice President of Edwin Bird Wilson,
Incorporated (an advertising agency); His address is 3668 Freshwater Drive, Jupiter, Florida 33477; Age 77.

RICHARD E. HANSON, JR., Director
Head of School, The New Atlanta Jewish Community High School, Atlanta Georgia. Director/Trustee of 12 investment companies associated with Citigroup. Formerly Headmaster, The Peck School, Morristown, New Jersey. His address is 58 Ivy Chase, Atlanta, Georgia 30342; Age 58.

PAUL HARDIN, Director
Professor of Law at University of North Carolina at Chapel Hill.
Director/Trustee of 14 investment companies associated with Citigroup. Director of The Summit Bancorporation; Formerly,
Chancellor of the University of North Carolina at Chapel Hill; His address is 12083 Morehead, Chapel Hill, North Carolina 27514; Age
68.

*HEATH B. McLENDON, Chairman of the Board, President and Chief
Executive Officer
Managing Director of Salomon Smith Barney; Chairman, Co-Chairman or Trustee of the Board of 71 investment companies associated with Citigroup. Director and President of SSB Citi Fund Management LLC ("SSB Citi" or the "Manager") (successor to SSBC Fund Management Inc.) and Travelers Investment Advisers, Inc. ("TIA"). His address is 7 World Trade Center, New York, New York 10048; Age 66.

RODERICK C. RASMUSSEN, Director
Investment Counselor; Director/Trustee of 12 investment companies associated with Citigroup. Formerly Vice President of Dresdner and Company Inc. (investment counselors); His address is 9 Cadence
Court, Morristown, New Jersey 07960; Age 73.




JOHN P. TOOLAN, Director
Retired; Director/Trustee of 12 investment companies associated with Citigroup. Trustee of John Hancock Funds; Formerly, Director and Chairman of Smith Barney Trust Company, Director of Smith Barney Holdings Inc. and various subsidiaries, Senior Executive Vice President, Director and Member of the Executive Committee of Smith Barney; His address is 13 Chadwell Place, Morristown, New Jersey 07960; Age 69.

LEWIS E. DAIDONE, Senior Vice President and Treasurer
Managing Director of Salomon Smith Barney; Senior Vice President or Executive Vice President and Treasurer of 61 investment companies associated with Citigroup; Director and Senior Vice President of the Manager and TIA; Age 42.

PHYLLIS M. ZAHORODNY, Vice President and Investment Officer
Managing Director of Salomon Smith Barney; Vice President and/or
Investment Officer of certain other investment companies associated with Citigroup; Age 42.

MARTIN R. HANLEY, Vice President and Investment Officer
Vice President of Salomon Smith Barney; Vice President and/or
Investment Officer of certain other investment companies associated with Citigroup; Age 34.

IRVING DAVID, Controller
Vice President of Salomon Smith Barney and the Manager; Controller or Assistant Treasurer of 43 investment companies associated with Citigroup; Age 39.

CHRISTINA T. SYDOR, Secretary
Managing Director of Salomon Smith Barney; Secretary of 61 investment companies associated with Citigroup; Secretary and General Counsel of the Manager and TIA; Age 49.

The business address of each of the officers of the Company listed above is 388 Greenwich Street, New York, NY 10013 unless otherwise noted. Such persons are compensated by Salomon Smith Barney Inc. ("Salomon Smith Barney") and are not separately compensated by the Company. On April 5, 2000, directors and officers owned in the aggregate less than 1% of the outstanding securities of each fund.


The following table shows the compensation paid by the Company to each director during the Company's last fiscal year. None of the officers of the Company received any compensation from the Company for such period. Fees for directors who are not "interested persons" of the Company and who are directors of a group of funds sponsored by Salomon Smith Barney are set at $60,000 per annum and are allocated based on relative net assets of each fund in the group plus a per meeting fee of $2,500 with respect to in-person meetings.
 In addition, these directors received $100 per fund for each telephone meeting plus travel and out-of-pocket expenses incurred in connection with board meetings. The board meeting fees and out-of-pocket expenses are borne proportionately by each individual fund or portfolio in the group. During the fiscal year ended December 31, 1999 such expenses totaled $14,695. Officers and interested directors of the Company are compensated by Salomon Smith Barney.


COMPENSATION TABLE





Name of
Director


Aggregate
Compensation
from the Fund

Pension or
Retirement
Benefits
Accrued as Part
of Fund's
Expenses

Total
Compensation
from Fund
Complex
Total Number
of Funds for
Which Director
Serves within
Fund Complex
Lee Abraham
$23,335
$0
$71,133
12
Allan J.
Bloostein
23,335
0
112,483
19
Jane Dasher+
26,313
0
65,733
12
Donald R. Foley*
34,594
0
71,300
12
Richard E.
Hanson, Jr.
22,569
0
68,233
12
Paul Hardin
34,594
0
90,450
14
Heath B.
McLendon+
0
0
0
71
Roderick C.
Rasmussen
34,594
0
71,200
12
John P. Toolan*
34,294
0
69,100
12



+	Designates a director who is an "interested person" of the
Company.

*	Pursuant to the Company's deferred compensation plan, the
indicated directors have elected to defer the following amounts of their compensation from the Company: Donald R Foley: $12,060, and John P. Toolan: $34,294, and the following amounts of their total compensation from the Fund Complex: Donald R. Foley:
$21,600 and John P. Toolan: $69,100.

	Upon attainment of age 72 the Company's current directors may elect to change to emeritus status. Any directors elected or appointed to the Board of Directors in the future will be required to change to emeritus status upon attainment of age 80.
 Directors Emeritus are entitled to serve in emeritus status for a maximum of 10 years during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to the Company's directors, together with reasonable out-of-pocket expenses for each meeting attended. During the Company's last fiscal year, aggregate compensation from the Company to Emeritus Directors totaled $17,300.


INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES

General. The Prospectus discusses each fund's investment objective and the policies each fund employs to achieve its objective. Each fund is an open-end, diversified management investment company under the 1940 Act. Each fund's investment manager is SSB Citi.

The funds operate as money market funds, and utilize certain investment policies so that, to the extent reasonably possible, each fund's price per share will not change from $1.00, although no assurance can be given that this goal will be achieved on a continuous basis.

Each fund's investments are limited to United States dollar-denominated instruments (and repurchase agreements thereon) that, at the time of acquisition (including any related credit enhancement features) have received a rating in one of the two highest categories (the highest category for Cash Portfolio) for short-term debt obligations from the "Requisite NRSROs", securities of issuers that have received such a rating with respect to other comparable securities, and comparable unrated securities. "Requisite NRSROs" means (a) any two nationally recognized statistical rating organizations ("NRSROs") that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) one NRSRO, if only one NRSRO has issued such a rating at the time that the Fund acquires the security. The NRSROs currently designated as such by the Securities and Exchange Commission ("SEC") are Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch IBCA, Inc. and Thompson BankWatch.

The following is a description of the types of money market instruments in which each fund may invest:

U.S. government obligations (each fund). Obligations issued or guaranteed as to payment of principal and interest by the U.S. Government (including Treasury bills, notes and bonds) or by its agencies and instrumentalities (such as the Government National Mortgage Association, the Student Loan Marketing Association, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, the Export-Import Bank of the U.S., the Federal Housing Administration, the Federal Home Loan Mortgage Corporation, the U.S. Postal Service, the Federal Financing Bank and the Federal National Mortgage Association). Some of these securities (such as Treasury bills) are supported by the full faith and credit of the U.S. Treasury; others (such as obligations of the Federal Home Loan Bank) are supported by the right of the issuer to borrow from the Treasury; while still others (such as obligations of the Student Loan Marketing Association) are supported only by the credit of the particular agency or instrumentality.

Repurchase Agreements (each fund). Each fund may enter into repurchase agreements with respect to U.S. government securities and may engage in repurchase agreement transactions on portfolio securities, in each case with banks which are the issuers of instruments acceptable for purchase by the funds and with certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. The funds may agree to purchase securities from a bank or recognized securities dealer and simultaneously commit to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities ("repurchase agreements"). The funds would maintain custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price, plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least 102% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose the fund to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations. The financial institutions with which the fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities listed on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the funds' portfolio manager. The portfolio manager will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least 102% of the repurchase price (including accrued interest). In addition, the portfolio manager will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to 102% or greater than the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The portfolio manager will mark-to-market daily the value of the securities. Repurchase agreements are considered to be loans by the fund under the 1940 Act.

The following are permitted investments for the Cash Portfolio and Retirement Portfolio; the Government Portfolio will invest only in U.S. Government obligations and repurchase agreements secured by those obligations.

Commercial Paper and Other Short-term Obligations (Cash Portfolio and Retirement Portfolio). Commercial paper (including variable amount master demand notes and funding agreements) consists of short-term, unsecured promissory notes issued by corporations, partnerships, trusts and other entities to finance short-term credit needs. Short-term obligations also include mortgage-related or asset-backed debt or debt-like instruments, including pass-through certificates representing participation in, or bonds and notes backed by, pools of mortgage, credit card, automobile or other types of receivables. These structured financings will be supported by sufficient collateral and other credit enhancements, including letters of credit, insurance, reserve funds and guarantees by third parties, to enable such instruments to obtain the requisite quality ratings from NRSROs. Commercial paper and such other short-term obligations will be rated in the highest category for short-term debt obligations by the requisite NRSROs at the time of acquisition by a fund, or will be unrated securities determined to be comparable thereto.

High Quality Corporate Obligations (Cash Portfolio and Retirement Portfolio). Obligations of corporations that are originally issued with a maturity of greater than 397 days and are: (1) rated as long-term debt obligations in the two highest rating categories (the highest for Cash Portfolio) by the requisite NRSROs and (2) issued by an issuer that has a class of short-term debt obligations that are comparable in priority and security with the obligation and that have been rated in one of the two highest rating categories for short-term debt obligations, or are otherwise comparable to short-term debt obligations having such a rating. Each fund will invest only in corporate obligations with remaining maturities of 13 months or less.

Bank Obligations (Cash Portfolio and Retirement Portfolio). Obligations (including certificates of deposit, bankers' acceptances and fixed time deposits) and securities backed by letters of credit of U.S. banks or other U.S. financial institutions that are members of the Federal Reserve System or the Federal Deposit Insurance Corporation ("FDIC") (including obligations of foreign branches of such members) if either: (a) the principal amount of the obligation is insured in full by the FDIC, or (b) the issuer of such obligation has capital, surplus and undivided profits in excess of $100 million or total assets of $1 billion (as reported in its most recently published financial statements prior to the date of investment). Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $100,000; therefore, certificates of deposit in denominations greater than $100,000 that are purchased by a fund will not be fully insured. The Cash Portfolio and Retirement Portfolio each will not purchase a fixed time deposit with an ultimate maturity of more than six months, and will limit its investment in fixed time deposits maturing from two business to seven calendar days and/or any other investments deemed to be illiquid to 10% of its net assets.

The Cash Portfolio and Retirement Portfolio each will maintain at least 25% of its total assets invested in obligations of domestic and foreign banks, subject to the above-mentioned size criteria. Each fund may invest in instruments issued by domestic banks, including those issued by their branches outside the United States and subsidiaries located in Canada, and in instruments issued by foreign banks through their branches located in the United States and the United Kingdom. In addition, the Cash Portfolio and Retirement Portfolio may invest in fixed time deposits of foreign banks issued through their branches located in Grand Cayman Island, London, Nassau, Tokyo and Toronto.

Municipal Obligations (Cash Portfolio and Retirement Portfolio). Debt obligations of states, cities, counties, municipalities, municipal agencies and regional districts rated SP-1+ or A-1 or AA or better by S&P or MIG 2, VMIG 2 or Prime-1 or Aa or better by Moody's or, if not rated, are determined by the Manager to be of comparable quality. Cash Portfolio only invests in municipal obligations rated in the highest short-term rating category. At certain times, supply/demand imbalances in the tax-exempt market cause municipal obligations to yield more than taxable obligations of equivalent credit quality and maturity length. The purchase of these securities could enhance a fund's yield. Each of Cash Portfolio and Retirement Portfolio will not invest more than 10% of its total assets in municipal obligations.

Time Deposits (Cash Portfolio and Retirement Portfolio). Cash Portfolio and Retirement Portfolio may invest in fixed time deposits with an ultimate maturity of not more than six months. In addition, each of these funds currently intends to limit investment in fixed time deposits with a maturity of two business days or more, when combined with other illiquid assets of the fund, so that not more than 10% of its assets would be invested in all such illiquid instruments. Fixed time deposits, unlike negotiable certificates of deposit, generally do not have a market and may be subject to penalties for early withdrawal of funds.

Asset-Backed Securities (Cash Portfolio and Retirement Portfolio).
 Cash Portfolio and Retirement Portfolio may invest in asset-backed securities arising through the grouping by governmental, government-related and private organizations of loans, receivables and other assets originated by various lenders. Interests in pools of these assets differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Instead, asset-backed securities provide periodic payments which generally consist of both interest and principal payments.

The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. The rate of such prepayments, and hence the life of an asset-backed security, will be primarily a function of current market interest rates, although other economic and demographic factors may be involved. For example, falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security. In periods of sharply rising rates, prepayments generally slow, increasing the security's average life and its potential for price depreciation.

Illiquid and Restricted Securities (Cash Portfolio and Retirement Portfolio). Each fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act ("Rule 144A"). Each fund may also invest a portion of its assets in illiquid investments, which include repurchase agreements maturing in more than seven days. The Board of Directors may determine, based upon a continuing review of the trading markets for the specific restricted security, that such restricted securities are liquid. The Board of Directors has adopted guidelines and delegated to management the daily function of determining and monitoring liquidity of restricted securities available pursuant to Rule 144A.
 The Board, however, retains sufficient oversight and is ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how the market for Rule 144A restricted securities will develop, the Board will monitor each fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. Investments in restricted securities could have the effect of increasing the level of illiquidity in a fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The funds may also purchase restricted securities that are not registered under Rule 144A.

The Articles of Incorporation of the Company permit the Board of Directors to establish additional funds of the Company from time to time. The investment restrictions applicable to any such additional fund would be established by the Board of Directors at the time such fund were established and may differ from those set forth above.

Other Investment Techniques

The following pertains to each fund:

Portfolio Turnover. Each fund may, to a limited degree, engage in short-term trading to attempt to take advantage of short-term market variations, or may dispose of a portfolio security prior to its maturity if it believes such disposition advisable or it needs to generate cash to satisfy redemptions. In such cases, a fund may realize a gain or loss.

Borrowing. Each fund may borrow money from banks for temporary or emergency purposes, including for the purpose of accommodating requests for the redemption of shares while effecting an orderly liquidation of portfolio securities, and not for leveraging purposes.

Reverse Repurchase Agreements. The Government Portfolio may invest 33 1/3% of its total assets in reverse repurchase agreements and enter into reverse repurchase agreements with broker/dealers and other financial institutions including the funds' custodian. Such agreements involve the sale of portfolio securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Since the proceeds of borrowings under reverse repurchase agreements are invested, this would introduce the speculative factor known as "leverage." Such transactions are only advantageous if the Government Portfolio has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and the Fund intends to use the reverse repurchase technique only when the Manager believes it will be advantageous to the Government Portfolio. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Government Portfolio's assets. The funds' custodian bank will maintain a separate account for the Government Portfolio with securities having a value equal to or greater than such commitments.


RISK FACTORS

Interest Rate Risk. General changes in interest rates result in increases or decreases in the market value of the obligations held by a fund (but do not affect the amortized cost valuations). The market value of the obligations held by each fund can be expected to vary inversely to changes in prevailing interest rates. Investors also should recognize that, in periods of declining interest rates, each fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, each fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of its investments, thereby reducing the Portfolio's current yield. In periods of rising interest rates, the opposite can be expected to occur.

Foreign Investments (Cash Portfolio and Retirement Portfolio). Investments in securities issued by foreign banks or foreign issuers present certain additional risks. Foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements applicable to domestic issuers. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer. Cash Portfolio and Retirement Portfolio may invest in Eurodollar and Yankee obligations, which are certificates of deposit issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. The risks of Eurodollar includes the possibility that a foreign government will not allow U.S. dollar-denominated assets to leave the foreign country and the possibility that adverse political or economic developments will affect investments in a foreign country.


INVESTMENT RESTRICTIONS AND FUNDAMENTAL POLICIES

The funds are subject to following restrictions and policies that are "fundamental," which means that they cannot be changed without approval by a vote of a majority of the outstanding voting securities of a fund affected by the change, as defined in the 1940 Act and in accordance with Rule 18f-2 thereunder (see "Voting Rights").

Fundamental Policies - Each fund. Without the approval of a majority of its outstanding voting securities, no fund may:

1.	Invest in a manner that would cause it to fail to be a
"diversified company" under the 1940 Act and the rules, regulations and orders thereunder. (However, since each of the funds operates as money market fund under Rule 2a-7 under the Act, compliance with Rule 2a-7 is deemed to satisfy the diversification requirements otherwise applicable to diversified investment companies under the 1940 Act.)

2.	Issue "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

3.	Borrow money, except that (a) the fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and
(b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the fund will be limited so that no more than 33-1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed), is derived from such transactions.

4.	Make loans.  This restriction does not apply to: (a) the
purchase of debt obligations in which the fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940
Act.

5.	Purchase or sell real estate, real estate mortgages, real
estate investment trust securities, commodities or commodity contracts, but this restriction shall not prevent each fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; or (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the fund's investment objective and policies).

Additional Fundamental Policies - Cash Portfolio and Retirement
Portfolio. In addition to the fundamental policies stated above for all funds:

1.	Neither Cash Portfolio nor Retirement Portfolio may invest
less than 25% of its assets in bank obligations (including both domestic and foreign bank obligations) and reserves freedom of action to concentrate in securities issued or guaranteed as to principal and interest by the U.S.
government, its agencies and instrumentalities.

Nonfundamental Policies. The funds are subject to the following restrictions and policies which are "non-fundamental" and which may be changed by the Company's Board of Directors without shareholder approval, subject to any applicable disclosure requirements. As a nonfundamental policy, no fund may:

1.	Purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short
(except "against the box"). For purposes of this restriction, the deposit or payment by the fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

2.	Invest in securities of other investment companies except as may be acquired as part of a merger, consolidation, or acquisition of assets.

3.	Purchase or otherwise acquire any security if, as a result,
more than 10% of its net assets would be invested in securities that are illiquid.

4.	Invest in oil and gas interests.

5.	Invest in any company for the purpose of exercising control.

6.	Write or purchase put or call options.

All of the foregoing restrictions that are stated in terms of percentages will apply at the time an investment is made; a subsequent increase or decrease in the percentage that may result from changes in values or net assets will not result in a violation of the restriction. Notwithstanding any of the foregoing investment restrictions, each of the funds may invest up to 100% of its assets in U.S. Government Obligations.


COMPUTATION OF YIELD

From time to time the Company may advertise the yield and effective yield of its funds. For Cash Portfolio and Government Portfolio, each fund may advertise the yield and effective yield of Class A, Class L and Class Y shares. These yield figures are based on historical earnings and are not intended to indicate future performance. The yield of a fund or a class refers to the net investment income generated by an investment in the fund or the class over a specific seven-day period (which will be stated in the advertisement). This net investment income is then annualized. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the fund or the class is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.

For the seven-day period ended December 31, 1999, the yield for the Cash Portfolio was 5.18% (the effective yield was 5.32%) for Class
A shares, 5.23% (the effective yield was 5.37%) for Class L shares, and 5.39% (the effective yield was 5.53%) for Class Y shares, with an average dollar-weighted portfolio maturity of 43 days; the yield for the Government Portfolio was 4.92% (the effective yield was 5.04%) for the Class A shares, 4.94% (the effective yield was 5.07%) for Class L shares and 5.08% (the effective yield was 5.21%) for the Class Y shares with an average dollar-weighted maturity of 42 days; and the yield for the Retirement Portfolio was 5.21% (the effective yield was 5.34%) with an average dollar-weighted portfolio maturity of 34 days. The Company quotes current yield of each fund and class by dividing the net change in the value of a hypothetical preexisting account having a balance of one share at the beginning of a recent seven-day base period by the value of the account at the beginning of the base period and multiplying this base period return by 365/7. Net change in account value is the value of additional shares purchased with dividends from original shares and dividends declared on both original shares and any additional shares, but does not include any changes in unrealized appreciation or depreciation.
 In addition, for each fund and class the Company may from time to time quote effective yield figures assuming the compounding of dividends. The effective yield will be slightly higher than the yield because of the compounding effect. The Company also quotes for each fund and class the average dollar-weighted portfolio maturity for the corresponding seven-day period.

Although principal is not insured and there can be no assurance that a $1.00 per share net asset value will be maintained, it is not expected that the net asset value of any fund's shares will fluctuate because the Company uses the amortized cost method of valuation. (See "Valuation of Shares and Amortized Cost Valuation.") Investors should bear in mind that yield is a function of the type, quality and maturity of the instruments in a fund and the fund's operating expenses. While current yield information may be useful, investors should realize that each fund's current yield will fluctuate, is not necessarily representative of future results and may not provide a basis for comparison with bank deposits or other investments that pay a fixed yield for a stated period of time.


VALUATION OF SHARES AND AMORTIZED COST VALUATION

The net asset value per share of each fund is determined as of 12 noon Eastern time on each day that the New York Stock Exchange ("NYSE") is open by dividing the fund's net assets attributable to each class (i.e., the value of its assets less liabilities) by the total number of shares of the class outstanding. Each fund may also determine net asset value per share on days when the NYSE is not open, but when the settlement of securities may otherwise occur. As noted above, each fund employs the amortized cost method of valuing portfolio securities and seeks to continue to maintain a constant net asset value of $1.00 per share.

The Prospectus states that net asset value will be determined on any day the NYSE is open and that the net asset value may be determined on any day that the settlement of securities otherwise occurs. The New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

The Company uses the "amortized cost method" for valuing portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method of valuation of each fund's portfolio securities involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount from or premium to the stated principal amount of the security, regardless of the impact of fluctuating interest rates on its market value. The market value of portfolio securities will fluctuate on the basis of the creditworthiness of the issuers of such securities and with changes in interest rates generally. While the amortized cost method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the fund would receive if it sold the instrument. During such periods the yields to investors in a fund may differ somewhat from that obtained in a similar fund that uses mark-to-market values for all its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the funds would be able to obtain a somewhat higher (lower) yield than would result from investment in such similar company, and existing investors would receive less (more) investment income.

The purpose of this method of valuation is to attempt to maintain a constant net asset value per share, and it is expected that the price of the funds' shares will remain at $1.00; however, shareholders should be aware that despite procedures that will be followed to have a stabilized price, including maintaining a maximum dollar-weighted average portfolio maturity of 90 days and investing in securities with remaining maturities of only 13 months or less, there is no assurance that at some future date there will not be a rapid change in prevailing interest rates, a default by an issuer or some other event that could cause the fund's price per share to change from $1.00.


IRA AND OTHER PROTOTYPE RETIREMENT PLANS

Copies of the following plans with custody or trust agreements have been approved by the Internal Revenue Service and are available from the Company or Salomon Smith Barney; investors should consult with their own tax or retirement planning advisors prior to the establishment of a plan.

IRA, Rollover IRA and Simplified Employee Pension - IRA

The Small Business Job Protection Act of 1996 changed the eligibility requirements for participants in Individual Retirement Accounts ("IRAs"). Under these new provisions, if you or your spouse have earned income, each of you may establish an IRA and make maximum annual contributions equal to the lesser of earned income or $2,000. As a result of this legislation, married couples where one spouse is non- working may now contribute a total of $4,000 annually to their IRAs.

The Taxpayer Relief Act of 1997 has changed the requirements for determining whether or not you are eligible to make a deductible IRA contribution. Under the new rules effective January 1, 1998, if you are considered an active participant in an employer-sponsored retirement plan, you may still be eligible for a full or partial deduction depending upon your combined adjusted gross income ("AGI"). For married couples filing jointly for 1998, a full deduction is permitted if your combined AGI is $50,000 or less ($30,000 for unmarried individuals); a partial deduction will be allowed when AGI is between $50,000-$60,000 ($30,000-$40,000 for an unmarried individual); and no deduction when AGI is above $60,000 ($40,000 for an unmarried individual). However, if you are married and your spouse is covered by a employer-sponsored retirement plan, but you are not, you will be eligible for a full deduction if your combined AGI is $150,000 or less. A partial deduction is permitted if your combined AGI is between $150,000-$160,000, and no deduction is permitted after $160,000.

The rules applicable to so-called "Roth IRAs" differ from those described above.

A Rollover IRA is available to defer taxes on lump sum payments and other qualifying rollover amounts (no maximum) received from another retirement plan.

An employer who has established a Simplified Employee Pension - IRA ("SEP-IRA") on behalf of eligible employees may make a maximum annual contribution to each participant's account of 15% (up to $25,500) of each participant's compensation. Compensation is capped at $170,000 for 1999.

Paired Defined Contribution Prototype

Corporations (including Subchapter S corporations) and non-corporate entities may purchase shares of the Company through the Smith Barney Prototype Paired Defined Contribution Plan (the "Prototype"). The Prototype permits adoption of profit-sharing provisions, money purchase pension provisions, or both, to provide benefits for eligible employees and their beneficiaries. The Prototype provides for a maximum annual tax deductible contribution on behalf of each Participant of up to 25% of compensation, but not to exceed $30,000 (provided that a money purchase pension plan or both a profit-sharing plan and a money purchase pension plan are adopted thereunder).


PURCHASE OF SHARES

Cash Portfolio and Government Portfolio. The minimum initial investment for Class A is $1,000 for each Cash Portfolio and Government Portfolio account and the minimum subsequent investment is $50, except for purchases through (a) IRAs and Self-Employed Retirement Plans, for which the minimum initial and subsequent investments are $250 and $50, respectively, and (b) retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), for which the minimum initial and subsequent investments are $25. There are no minimum investment requirements in Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, and Directors or Trustees of any Citigroup-affiliated funds, including the Smith Barney Mutual Funds, and their spouses and children. The minimum initial investment for Class Y is $15,000,000 for each Cash Portfolio and Government Portfolio account (except for purchases of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount) and the minimum subsequent investment is $50. In addition, Class Z shares of the Cash Portfolio, which are offered pursuant to a separate prospectus, are offered exclusively to tax-exempt employee benefit and retirement plans of Salomon Smith Barney and its affiliates.

Class A and Class Y shares of the Cash Portfolio and Government Portfolio are available for purchase directly by investors. Class
L shares of the Cash Portfolio and Government Portfolio are available for purchase only by Participating Plans (as defined under "Purchase of Shares-Salomon Smith Barney Retirement Programs") opened prior to June 21, 1996, either directly or as part of an exchange privilege transaction with certain other funds distributed by Salomon Smith Barney. Class L shares of the Government Portfolio that represent previously issued "Class B" shares may only be redeemed or exchanged out of the fund.

Retirement Portfolio. Shares of the Retirement Portfolio are offered exclusively to retirement plans under Sections 401 and 408 of the Code. To purchase these shares, a brokerage account for your retirement plan must be established with Salomon Smith Barney upon completion of an account application available from your Financial Consultant. Salomon Smith Barney has advised the fund that the minimum initial purchase is $200 for each Retirement Portfolio account, and subsequent investments may be $1.00 or more. Salomon Smith Barney also has advised the fund that on each business day it will automatically invest all good funds of $1.00 or more in the brokerage account in full shares of the Retirement Portfolio, and there is no charge for this service.

Each fund's shares are sold continuously at their net asset value next determined after a purchase order is received and becomes effective. A purchase order becomes effective, and income dividends begin to accrue, when the fund, Salomon Smith Barney or an Introducing Broker receives, or converts the purchase amount into, Federal funds (i.e., monies of member banks within the Federal Reserve System held on deposit at a Federal Reserve Bank). When orders for the purchase of fund shares are paid for in Federal funds which is required if shares are purchased through PFPC Global Fund Services ("PFPC" or the "sub-transfer agent" with regard to Salmon Smith Barney accounts), or are placed by an investor with sufficient Federal funds or cash balance in the investor's brokerage account with Salomon Smith Barney or the Introducing Broker, the order becomes effective on the day of receipt if received prior to 12 noon, Eastern time, on any day the Fund calculates its net asset value. See "Valuation of Shares." Purchase orders received after 12 noon on any business day are effective as of the next time the net asset value is determined. When orders for the purchase of fund shares are paid for other than in Federal funds, Salomon Smith Barney or the Introducing Broker, acting on behalf of the investor, will complete the conversion into, or itself advance, Federal funds, and the order will become effective on the day following its receipt by the fund, Salomon Smith Barney or the Introducing Broker.

Salomon Smith Barney Retirement Programs. You may be eligible to participate in a retirement program sponsored by Salomon Smith Barney or one of its affiliates. The Cash Portfolio and Government Portfolio each offers Class A and Class L shares at net asset value to participating plans under the programs. You can meet minimum investment and exchange amounts, if any, by combining the plan's investments in any of the Smith Barney mutual funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment and/or the date your account is opened. Once a class of shares is chosen, all additional purchases must be of the same class.

For plans opened on or after March 1, 2000 that are not plans for which Paychex Inc. or an affiliate provides administrative services (a "Paychex plan"), Class A shares may be purchased regardless of the amount invested.

For plans opened prior to March 1, 2000 and for Paychex plans, the class of shares you may purchase depends on the amount of your initial investment:

Class A Shares. Class A shares may be purchased by plans investing at least $1 million.

Class L Shares. Class L shares may be purchased by plans investing less than $1 million. Class L shares are eligible to exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange in the following circumstances:

If the plan was opened on or after June 21, 1996 and a total of $1 million is invested in Smith Barney Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange after the plan is in the program 5 years.

If the plan was opened before June 21, 1996 and a total of $500,000 is invested in Smith Barney Funds Class L shares (other than money market funds) on December 31 in any year, all Class L shares are eligible for exchange on or about March 31 of the following year.

For more information, call your Salomon Smith Barney Financial
Consultant or the transfer agent.

Retirement Programs Opened On or After June 21, 1996. If, at the end of the fifth year after the date the participating plan enrolled in the Smith Barney 401(k) Program or ExecChoiceTM Program, a participating plan's total Class L holdings in all non-money market Smith Barney Mutual Funds equal at least $1,000,000, the participating plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of the fund. (For participating plans that were originally established through a Salomon Smith Barney retail brokerage account, the five-year period will be calculated from the date the retail brokerage account was opened.) Such participating plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the participating plan does not qualify for the five-year exchange to Class A shares, a review of the participating plan's holdings will be performed each quarter until either the participating plan qualifies or the end of the eighth year.

Retirement Programs Opened Prior to June 21, 1996.   In any year
after the date a participating plan enrolled in the Smith Barney 401(k) Program, if its total Class L holdings in all non-money market Smith Barney Mutual Funds equal at least $500,000 as of the calendar year-end, the participating plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of the same fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

Any participating plan in the Smith Barney 401(k) or ExecChoiceTM Program, whether opened before or after June 21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class L shares for Class A shares of the same fund regardless of asset size, at the end of the eighth year after the date the participating plan enrolled in the Smith Barney 401(k) or ExecChoiceTM Program. Such plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a participating plan will not be eligible to acquire additional Class L shares, but instead may acquire Class A shares of the same fund. Any Class L shares not converted will continue to be subject to the distribution fee.

Participating plans wishing to acquire shares of the fund through the Smith Barney 401(k) Program or the Smith Barney ExecChoiceTM Program must purchase such shares directly from the transfer agent. For further information regarding these Programs, investors should contact a Salomon Smith Barney Financial Consultant.

Letter of Intent - Class Y Shares. A Letter of Intent may be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the Fund and agree to purchase a total of $15,000,000 of Class Y Shares of the Fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares purchased during such period will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the Fund's Class A shares, which may include a deferred sales charge of 1.00%. Please contact a Salomon Smith Barney Financial Consultant, or Citi Fiduciary Trust Company (the "Transfer Agent") for further information.


REDEMPTION OF SHARES

Shareholders may redeem their shares without charge on any day a fund calculates its net asset value. See "Valuation of Shares and Amortized Cost Valuation." Redemption requests received in proper form before 12 noon, Eastern time, are priced at the net asset value as next determined on that day. Redemption requests received after 12 noon, Eastern time, are priced at the net asset value next determined. Redemption requests must be made through a Salomon Smith Barney Financial Consultant, dealer representative or for PFS accounts through PFS Shareholders Services ("PFSSS"), through whom the shares were purchased, except that shareholders who purchased shares of the fund from PFPC or PFSSS may also redeem shares directly through PFPC or PFSSS. A shareholder desiring to redeem shares represented by certificates also must present the certificates to a Salomon Smith Barney Financial Consultant, dealer representative or PFPC or PFSSS endorsed for transfer (or accompanied by an endorsed stock power), signed exactly as the shares are registered. Redemption requests involving shares represented by certificates will not be deemed received until the certificates are received by PFPC or PFSSS in proper form.

Each fund normally transmits redemption proceeds on the business day following receipt of a redemption request but, in any event, payment will be made within three days thereafter, exclusive of days on which the NYSE is closed and the settlement of securities does not otherwise occur, or as permitted under the 1940 Act in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds. A shareholder who pays for fund shares by personal check will be credited with the proceeds of a redemption of those shares only after the purchase check has been collected, which may take up to ten days or more. A shareholder who anticipates the need for more immediate access to his or her investment should purchase shares with Federal funds, by bank wire or with a certified or cashier's check.

Fund shareholders who purchase securities through a Salomon Smith Barney Financial Consultant or dealer representative may take advantage of special redemption procedures under which Class A shares of the fund will be redeemed automatically to the extent necessary to satisfy debit balances arising in the shareholder's account with a Salomon Smith Barney Financial Consultant or dealer representative. One example of how an automatic redemption may occur involves the purchase of securities. If a shareholder purchases securities but does not pay for them by the settlement date, the number of fund shares necessary to cover the debit will be redeemed automatically as of the settlement date, which usually occurs three business days after the trade date. Class A shares that are subject to a deferred sales charge (see "Redemption of Shares - Deferred Sales Charge") are not eligible for such automatic redemption and will only be redeemed upon specific request. If the shareholder does not request redemption of such shares, the shareholder's account with a Salomon Smith Barney Financial Consultant or dealer representative may be margined to satisfy debit balances if sufficient fund shares that are not subject to any applicable deferred sales charge are unavailable. No fee is currently charged with respect to these automatic transactions. Shareholders not wishing to participate in these arrangements should notify their Salomon Smith Barney Financial Consultant or dealer representative.

A written redemption request must (a) state the class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered. If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to PFPC or PFSSS together with the redemption request. Any signature appearing on a written redemption request in excess of $10,000, share certificate or stock power must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period. Redemption proceeds will be mailed to an investor's address of record. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the Transfer Agent receives all required documents in proper form.

Telephone Redemption and Exchange Program. To determine if a shareholder is entitled to participate in this program, he or she should contact the Transfer Agent at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature guarantee, that will be provided by the Transfer Agent upon request.
 (Alternatively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her initial investment in the fund.)

Redemptions. Redemption requests of up to $10,000 of any class or classes of a fund's shares may be made by eligible shareholders by calling the Transfer Agent at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 4:00 p.m. (Eastern time) on any day the NYSE is open. Requests received after the close of regular trading on the NYSE are priced at the net asset value next determined. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.

A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling the Transfer Agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time) on any day on which the NYSE is open. See "Exchange Privilege" for more information.

Additional information regarding Telephone Redemption and Exchange
Program.   Neither the funds nor their agents will be liable for
following instructions communicated by telephone that are reasonably believed to be genuine. Each fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded).
 Each fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.

Deferred Sales Charge - Cash Portfolio and Government Portfolio

Class A shares of the Cash Portfolio and Government Portfolio and Class L shares of the Government Portfolio that represent previously issued "Class B" shares acquired as part of an exchange privilege transaction, which were originally acquired in one of the other Smith Barney Mutual Funds at net asset value subject to a deferred sales charge, continue to be subject to any applicable deferred sales charge of the original fund. Therefore, such Class A and Class L shares that are redeemed within 12 months of the date of purchase of the original fund may be subject to a deferred sales charge of 1.00%. The amount of any deferred sales charge will be paid to and retained by Salomon Smith Barney. The deferred sales charge will be assessed based on an amount equal to the account value at the time of redemption, and will not be imposed on increases in value above the initial purchase price in the original fund. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions.

In determining the applicability of any deferred sales charge, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestments of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that Class A and Class L shares have been held will be calculated from the date that the shares were initially acquired in one of the other Smith Barney Mutual Funds, and the amount of shares being redeemed will be considered to represent, as applicable, the value of capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For federal income tax purposes, the amount of the deferred sales charge will reduce the gain (if any) or increase the loss (if any), as the case may be, on redemption.

The deferred sales charge on Class A and Class L shares, if any, will be waived on (a) exchanges (see "Exchange Privilege" below);
(b) redemptions of shares within twelve months following the death or disability of the shareholder; (c) redemption of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2; (d) involuntary redemptions; and (e) redemptions of shares to effect a combination of a Portfolio with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any deferred sales charge imposed on the prior redemption.

Deferred sales charge waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by the Transfer Agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

For information concerning the deferred sales charge applicable to Class A and Class L shares acquired through the Salomon Smith Barney Retirement Programs, see "Purchase of Shares."


PFS ACCOUNTS

Initial purchases of shares of each fund must be made through a PFS Investments Registered Representative by completing the appropriate application. The completed application should be forwarded to PFS Shareholder Services, the Sub-Transfer Agent, P.O. Box 105033, Atlanta, Georgia 30348-5033. Checks drawn on foreign banks must be payable in U.S. dollars and have the routing number of the U.S. bank encoded on the check. Subsequent investments may be sent directly
to PFSSS.   In processing applications and investments.  Citi
Fiduciary Trust Company, the Transfer Agent acts as agent for the investor and for PFS Investments and also as agent for the Distributor, in accordance with the Terms of the Prospectus. If the Transfer Agent ceases to act as such, a successor company named by the Company will act in the same capacity so long as the accounts remains open.

Redemption proceeds can be sent by check to the address of record or by wire transfer to a bank account designated on the application. A shareholder will be charged a $25 service fee for wire transfers and a nominal service fee for transfers made directly to the shareholders bank by the Automated Clearinghouse(ACH). PFSSS will process and mail usually within two to three business days after receiving the redemption request in good order. The shareholder may request the proceeds to be mailed by two day air express for a $8 fee that will be deducted from the shareholders account or by one day express for a $15 fee that will be deducted from the shareholder's account.

Shares purchased will be held in the shareholder's account by the PFSSS. Share certificates are issued only upon a shareholder's written request to PFSSS. A shareholder holding shares for which certificates have not been issued may appoint the Fund's PFSSS as agent and request, on the application form, special forms of drafts payable through Fidelity National Bank . PFSSS issues these drafts on behalf of the Portfolio in books of ten drafts for which there is a charge by PFS of $7.50 per book. A shareholder who has insufficient funds to complete any purchase, including those for Systematic Investment Plans, will be charged a fee of up to $30 per returned purchase by PFS or PFSSS. Additionally, PFS Distributors, Inc. pays to PFS Investments a promotional fee calculated as a percentage of the sales charge reallowed to PFS. The percentage used in the calculation is 3%.

An Account Transcript is available at a shareholder's request which identifies every financial transaction in an account since it was opened. To defray administrative expenses involved with providing multiple years worth of information, there is a $15 charge for each Account Transcript requested. Additional copies of tax forms are available at the shareholder's request. A fee of $10 for each tax form will be assessed.

Upon completion of certain automated systems, shareholders who establish telephone transaction authority on their account and supply bank account information may make additions to their accounts at any time. Shareholders should contact PFSSS at (800) 544-5445 between 8:00 a.m. and 8:00 p.m. eastern time any day that the NYSE is open. If a shareholder does not wish to allow telephone subsequent investments by any person in his account, he should decline the telephone transaction option on the account application.
 The minimum telephone subsequent investment is $250 and can be up to a maximum of $10,000. By requesting a purchase by telephone, you authorize PFSSS to transfer funds from the bank account provided for the amount of the purchase. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $30 by PFS or PFSSS. A shareholder who places a stop payment on a transfer or the transfer is returned because the account has been closed, will also be charged a fee of up to $30 by PFS or PFSSS. Subsequent investments by telephone may not be available if the shareholder cannot reach PFSSS whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's regular subsequent investment procedure described above.


EXCHANGE PRIVILEGE

Except as otherwise noted below, shares of each class may be exchanged for shares of the same class in any of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A and Class L shares are subject to minimum investment requirements and all shares are subject to other terms or requirements of the fund into which exchanges are made and a sales charge may apply.

Class A Exchanges. Class A shares of each fund will be subject to the applicable sales charge upon the exchange of such shares for Class A shares of another fund of the Smith Barney Mutual Funds sold with a sales charge.

Class Y Exchanges. Class Y shareholders of a fund who wish to exchange all or a portion of their Class Y shares for Class Y shares in any of the funds identified above may do so without imposition of any charge.

Additional Information Regarding the Exchange Privilege. Excessive exchange transactions may be detrimental to each fund's performance and its shareholders. The investment manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of a fund's other shareholders. In this event the fund may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination the fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the fund or (b) remain invested in the Portfolio or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

Certain shareholders may be able to exchange shares by telephone.
 See "Redemption of Shares - Telephone Redemption and Exchange Program." Exchanges will be processed at the net asset value next determined, plus any applicable sales charge. Redemption procedures discussed above are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the
fund exchanged, no signature guarantee is required.   Before
exchanging shares, investors should read the current prospectus describing the shares to be acquired. These exchange privileges are available to shareholders resident in any state in which the fund shares being acquired may legally be sold. The Company reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.


TAXES

The following is a general summary of selected federal income tax considerations that may affect the funds and their shareholders. In addition to the considerations described below, there may be other federal, state, local, or foreign tax applications to consider. The summary does not address all of the federal income tax consequences potentially applicable to the funds, or to all categories of investors, some of which may be subject to special tax rules. The summary is not intended as a substitute for individual tax advice and investors are urged to consult their own tax advisors as to the tax consequences of an investment in a fund.

Dividends and Automatic Reinvestment. Net investment income includes interest accrued and discount earned and all short term realized gains and losses on portfolio securities and is less premium amortized and expenses accrued. If a shareholder redeems in full an account between payment days, all dividends declared up to and including the date of liquidation will be paid with the proceeds from the redemption of shares. The per share dividends of Class A and Class L shares of the Cash Portfolio and the Government Portfolio may be less than the per share dividends of Class Y shares of each such Portfolio principally as a result of the service fee applicable to Class A and Class L shares. Long-term capital gains, if any, will be in the same per share amount for each class and will be distributed annually.

Each fund has qualified and intends to continue to qualify each year as a regulated investment company under Subchapter M of the Code by complying with certain requirements regarding the sources and distribution of its income and the diversification of its assets.
 As a regulated investment company, each fund will not be subject to Federal income taxes to the extent that it distributes its investment company taxable income and net capital gains, if any, in accordance with the Code's timing and other requirements. For Federal income tax purposes, dividends and capital gains distributions, if any, whether in shares or cash, are taxable to shareholders of each fund that are not tax-exempt or tax deferred retirement plans, accounts or entities. Each fund anticipates that all or substantially all of its distributions will be taxable as ordinary income under the Code. Under the Code, no portion of the Fund's distributions will be eligible for the dividends received deduction for corporations.

Dividends and other distributions by the funds are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, any dividends or other distributions declared by a fund in October, November or December and made payable to shareholders of record in such a month would be treated under the Code as if received by shareholders on December 31 of the year in which they are declared if they are paid in the following January.

Dividends to shareholders who are nonresident aliens or foreign entities may be subject to nonresident withholding (which differs from the backup withholding described in the Prospectus) of federal income tax at a maximum rate of 30%, subject to possible reduction under an applicable income tax treaty (if any). Other distributions to these shareholders may be subject to backup withholding unless their foreign status is properly certified in the manner required under the Code. Nonresident aliens and foreign entities should consult their own tax advisers regarding these and other possible tax consequences of investing in the funds.

On December 31, 1999, the unused capital loss carryovers by fund, were approximately as follows: Cash Portfolio: $1,245,000 and Government Portfolio: $1,000. For Federal income tax purposes, this amount is available to be applied against future capital gains of the funds that have the carryovers, if any, that is realized prior to the expiration of the applicable carryover. The carryovers expire as follows:


December 31,
Name of Fund
2000
2001
2007
Cash Portfolio
$114,000
$1,131,00
0
---
Government Portfolio
---
---
$1,000


INVESTMENT MANAGEMENT AND OTHER SERVICES

Manager. SSB Citi manages the day to day operations of each fund pursuant to management agreements entered into by the Company on behalf of each fund. Under the management agreements, the Manager offers each fund advice and assistance with respect to the acquisition, holding or disposal of securities and recommendations with respect to other aspects of the business and affairs of each fund. It also furnishes each fund with executive and other personnel; management, bookkeeping, accounting and administrative services; office space and equipment; and the services of the officers and employees of the funds. SSB Citi is a subsidiary of Salomon Smith Barney Holdings, Inc., which is a subsidiary of Citigroup, a publicly owned financial services company. SSB Citi is an investment manager to investment companies that had assets under management as of March 31, 2000 in excess of $134 billion.

For the years 1997, 1998 and 1999, the funds paid management fees as shown below:


Fund

Management Fee



1997
1998
1999
Cash Portfolio
$117,380,87
1
$138,431,8
50
$166,564,9
56
Government
Portfolio
19,475,520
21,476,822
22,847,469
Retirement
Portfolio*
5,982,179
6,375,587
7,196,326
* For year ended December 31, 1999, SSB Citi waived $271,460 of its management fees for the Retirement Portfolio.

The respective funds' management agreements, which were approved by their shareholders on September 16, 1994 and became effective on November 21, 1994, and, most recently approved by the Board of Directors, including a majority of the Directors who are not "interested persons" of the Company or SSB Citi on June 16, 1999, provide for daily compensation of the Manager at the following annual rates:




Fund



Fund Asset Breakpoints
Management Fee as a
Percentage of
Average Daily Net
Assets
Cash Portfolio
First $6 billion
0.45%

Over $6 billion up to
$12 billion
0.425%

Over $12 billion up to
$18 billion
0.40%

Over $18 billion
0.35%
Government
Portfolio
First $2.5 billion
0.45%

Over $2.5 billion up to
$5 billion
0.40%

Over $5 billion
0.35%
Retirement
Portfolio
First $1 billion
0.45%

Over $1 billion up to $2
billion
0.40%

Over $2 billion
0.35%

Each fund's management agreement further provides that all other expenses not specifically assumed by the Manager under the agreement are borne by the Company. Expenses payable by the Company include, but are not limited to, all charges of custodians (including sums as custodian and sums for keeping books, performing portfolio valuations, and for rendering other services to the Company) and shareholder servicing agents, filing fees and expenses relating to the registration and qualification of the Company's shares under Federal or state securities laws and maintaining such registrations and qualifications (including the printing of the Company's registration statements and prospectuses), expenses of preparing, printing and distributing all proxy material, reports and notices to shareholders, out-of-pocket expenses of directors and fees of directors who are not "interested persons" as defined in the 1940 Act, fees of auditors and legal counsel, interest, taxes, fees and commissions of every kind, expenses of issue, repurchase or redemption of shares, and all other costs incident to the Company's corporate existence and extraordinary expenses such as litigation and indemnification expenses. Direct expenses are charged to the relevant fund; general corporate expenses of the Company are allocated among all the funds on the basis of relative net assets.
 No sales or promotion expenses are incurred by the Fund, but expenses incurred in complying with laws regulating the issue or sale of the Company's shares are not deemed sales or promotion expenses.

The Manager has agreed that if in any fiscal year the total expenses of any fund, exclusive of taxes, brokerage, interest and extraordinary expenses, exceed 0.70% of the average daily net assets for that fiscal year of the fund, the Manager will reduce its fee to the extent of such excess, or reimburse any such excess amount to the relevant fund. The 0.70% voluntary expense limitation shall be in effect until it is terminated by 14 days' written notice to shareholders and by supplement to the then current prospectus.

Each fund's management agreement will continue in effect if specifically approved annually by a majority of the directors of the Company, including a majority of the directors who are not parties to such contract or "interested persons" of any such parry. Each agreement may be terminated without penalty by either of the parties on 60 days' written notice and must terminate in the event of its assignment. It may be amended or modified only if approved by vote of the holders of "a majority of the outstanding voting securities" of such fund as defined in the 1940 Act and rules thereunder which is discussed below under "Voting Rights."

Each agreement provides that the Manager is not liable for any act or omission in the course of or in connection with rendering services under the agreement in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.

The term "Smith Barney" in the title of the Company has been adopted by permission of Salomon Smith Barney and is subject to the right of Salomon Smith Barney to elect that the Company stop using the term in any form or combination of its name.

Distributor. CFBDS, Inc., located at 20 Milk Street, Boston, MA 02109-5408, serves as the fund's distributor on a best efforts basis pursuant to a distribution agreement dated October 8, 1998 (the "Distribution Agreement"), which was approved by the fund's board of directors. Prior to the merger of Travelers Group, Inc. and Citicorp on October 8, 1998, Salomon Smith Barney and PFS Distributors, Inc. served as the fund's distributors.

To compensate Salomon Smith Barney and PFS Distributors, Inc. ("PFS") for the service they provide and for the expense they bear under the Distribution Agreement, the fund has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the fund pays Salomon Smith Barney a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.10% of the value of the fund's average daily net assets attributable to the Class A and Class L shares. The fund also pays PFS a service fee of 0.10% for each Class A share held in accounts attributable to PFS.

The following Plan fees were incurred during the fiscal years indicated:

Portfolio
Class A

1997
1998
1999
Cash
$29,596,8
11
$35,597,8
97
$43,553,76
8
Government
4,480,439
5,018,837
5,438,940
Retirement
1,370,886
1,468,261
1,697,506

Portfolio
Class L

1997
1998
1999
Cash
$2,061
$694
$446
Government
744
291
160
Retirement
--
--
---

Brokerage. The Manager places orders for the purchase and sale of securities for the funds of the Company. All of the portfolio transactions have been principal transactions with major dealers in money market instruments, on which no brokerage commissions are paid. Purchases from or sales to dealers serving as market-makers include the spread between the bid and asked prices. No portfolio transactions are handled by Salomon Smith Barney.

Code of Ethics. Pursuant to Rule 17j-1 of the 1940 Act, the funds, its investment advisers and principal underwriter have adopted codes of ethics that permit personnel to invest in securities for their own accounts, including securities that may be purchased or held by the funds. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility.

A copy of the funds' Code of Ethics is on file with the Securities and Exchange Commission.


ADDITIONAL INFORMATION ABOUT THE FUNDS

The Company, an open-end, diversified management investment company, was incorporated under Maryland law on May 28, 1974. The Company currently has outstanding three series of shares, representing shares in separate Funds - the Cash Portfolio, the Government Portfolio and the Retirement Portfolio - and the Company's Board of Directors may authorize the creation of additional series of shares.
 Each share of a fund or class represents an equal proportionate interest in the net assets of that fund or class with each other share of the same fund or class and is entitled to such dividends and distributions out of the net income of that fund or class as are declared in the discretion of the Board. Shareholders are entitled to one vote for each share held and will vote in the aggregate and not by fund or class except as otherwise required by the 1940 Act or Maryland law. In the event of the liquidation or dissolution of a fund or of the Company, shares of a fund are entitled to receive the assets belonging to that fund and a proportionate distribution of any general assets not belonging to any particular fund that are available for distribution based upon the relative net assets of the respective funds.


VOTING RIGHTS

As permitted by Maryland law, there will normally be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders. At that time, the directors then in office will call a shareholders' meeting for the election of directors. The directors must call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares of the Company. At such a meeting, a director may be removed after the holders of record of not less than a majority of the outstanding shares of the Company have declared that the director be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the directors shall continue to hold office and may appoint successor directors.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company shall not be deemed to have been effectively acted upon unless approved by "vote of a majority of the outstanding voting securities" (as defined below) of each fund or class affected by the matter. Rule 18f-2 further provides that a fund or class shall be deemed to be affected by a matter unless it is clear that the interests of each fund or class in a matter are identical or that the matter does not affect any interest of the fund or class.
 Under the rule the approval of a management agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding voting securities of the fund affected by the matter.
 The rule, however, also provides that the ratification of independent public accountants, the election of directors, and the approval of a distribution agreement that is submitted to shareholders are not subject to the separate voting requirements and may be effectively acted upon by a vote of the holders of a majority of all Company shares voting without regard to fund.

As used in the Prospectus and this Statement of Additional Information, a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Company (or the affected fund or class) or (b) 67% or more of such shares present at a meeting if more than 50% of the outstanding shares of the Company (or the affected fund or class) are represented at the meeting in person or by proxy.

Following are the names, addresses and percent of ownership of each person who owns of record or is known by the Company to own of record of beneficially 5% or more of any Class of a fund as of April 5, 2000:

Cash Portfolio Class L Shares

Frontier Trust Company TTEE, Greenhill & Co 401k Plan, 31 West 52nd Street, New York, NY 10101, owned of record 126,949.100 shares 36.46%; Frontier Trust Company TTEE, HB Machine/Medtex, 401k Profit Sharing Plan, P.O. Box 87687, Phoenix, AZ 85080-7687, owned of record 67,887.235 shares 19.27%; Frontier Trust Company TTEE, Sioux City Tent & Awning Co Inc., DBA Mullin Awning & Siding, 401k Plan, 811 Stuben Street, Sioux City, IA 51101-2099, owned of record 60,905.762 shares 17.49%; Frontier Trust Company TTEE, Northstar Sportswear Company, 401k Plan, P.O. Box 569, Kingston, WA 98346, owned of record 35,862.958 shares 10.30%; Frontier Trust Company TTEE, Peer Bearing Company Union, Employees Money Purchase Plan, 2200 Norman Drive South, Waukegan, IL 60085, owned of record 27,243.692 shares 7.82%.

Cash Portfolio Class Y Shares

David McCabe, 14218 Joel Court, Largo, FL 33774-5108, owned or record 60,087,304.000 shares 48.87%; Byrd & Co, First Union Natl. Bank NDTA, Taxable Acct. - Attn.: Diane Pilegg, Mutual Funds Dvd. Proc. #PA4905, 530 Walnut Street, Philadelphia, PA 19106-3620, owned or record 26,526,943.440 shares 21.57%; Byrd & Co, First Union Natl. Bank NDTA, IRA Acct. - Attn.: Diane Pilegg, Mutual Funds Dvd. Proc. #PA4905, 530 Walnut Street, Philadelphia, PA 19106-3620, owned or record 11,559,760.100 shares 9.40%; Cogen Technologies Linden Ltd., Attn: Jedi Linden Gen Partner, Attn.: Mr. F. Alexander Avant, 711 Louisiana, 32nd Floor, Houston, TX 77002-2716, owned of record 10,000,000.000 shares 8.13%; Rooke Corp, D/B/A Aviation Equipment Inc., Attn: Jim Shaw - V.P./CFO, 7230 Fulton Avenue, North Hollywood, CA 91605-4110, owned of record 9,855,333.260 shares 8.02%.

Cash Portfolio Class Z Shares

State Street Bank & Trust Custodian, The Travelers Group 401k,
Savings Plan, Attn: Rick Vest, 225 Franklin Street, Boston, MA
02101, owned of record 132,650,743.390 shares 99.99%.

Government Portfolio Class L Shares

Frontier Trust Company as TTEE, Southern Floral Company, P.O. Box 1313, Houston, Texas 77251-1313, owned of record 62,906.080 shares 53.40%; Terry Donofrio, Smith Barney Inc. IRA Custodian, 25 Glenair Avenue, Waldwick, NJ 07463-1214, owned of record 24,724.640 shares 20.99%; James F. Burgess Jr., M. Kathleen Burgess JTWROS, 5901 Lakeshore Dr., Columbia, SC 29206-4327, owned of record 18,404.780 shares 15.62%; Walker Harris MD, SSB IRA Roller Custodian, 2860 Cromwell Drive, Columbus, GA 31906-1219 owned of record 6,420.200 shares 5.45%.


Government Portfolio Class Y Shares

Frederick R. Weisman Philanthropic Foundation, Attn.: Michael P. Chmura, Malcolm George Smith, 1875 Century Park East #1790, Los Angeles, CA 90067-2529, owned of record 11,635,740.750 shares 56.90%. CSEA Employee Benefit Fund, A Non-Profit Organization, Attn:
Karl Bellinger/Director of Internal Operations, 1 Lear Jet Lane, Suite 1, Latham, NY 12110-2313, owned of record 8,405,672.650 shares 41.19%.


Custodian. PNC Bank, National Association, a national banking association with offices at 17th and Chestnut Streets, Philadelphia, Pennsylvania (the "Custodian") serves as custodian of the Fund's investments.

Transfer and Dividend Disbursing Agent and Sub-Transfer Agents. Smith Barney Private Trust Company, located at 388 Greenwich Street, New York, New York 10013 serves as the Company's transfer, dividend disbursing and shareholder services agent. PFPC Global Fund Services (formerly First Data Investor Services Group, Inc.), P.O. Box 9699, Providence, Rhode Island 02940 serves as the Company's sub-transfer agent to render certain shareholder record keeping and accounting services functions. PFS Shareholder Services serves as the sub-transfer agent for PFS Accounts. PFS Shareholder Services is located at 3100 Breckinridge Boulevard, Building 200, Duluth, Georgia 30099-0062.

Independent Auditors. KPMG LLP, 757 Third Avenue, New York, New York 10017, has been selected as independent auditors for each fund for its fiscal year ending December 31, 2000 to examine and report on each fund's financial statements and financial highlights.

Annual and Semi-Annual Reports. The Company sends its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by each fund at the end of the period covered. In an effort to reduce the funds' printing and mailing costs, the funds plans to consolidate the mailing of their semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Shareholders who do not want this consolidation to apply to their accounts should contact their Salomon Smith Barney Financial Consultant, PFS Investments Registered Representative or the transfer agent.

Minimum Account Size. The Company reserves the right to redeem involuntarily any shareholder's account in Cash Portfolio or Government Portfolio if the aggregate net asset value of the shares held in the account in either fund is less than $500, and to redeem involuntarily any shareholder's account in Retirement Portfolio if the aggregate net asset value of the shares held in the account is less than $100. With respect to Cash Portfolio and Government Portfolio, any applicable deferred sales charge will be deducted from the proceeds of this redemption. (If a shareholder has more than one account in these funds, each account must satisfy the minimum account size.) Before the Board of Directors of the Company elects to exercise such right, shareholders will receive prior written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary redemption.


OTHER INFORMATION

In an industry where the average portfolio manager has seven years of experience (source: ICI, 1998), the portfolio managers of Smith Barney mutual funds average 21 years in the industry and 15 years with the firm.

Smith Barney mutual funds offers more than 60 mutual funds. We understand that many investors prefer an active role in allocating the mix of funds in their portfolio, while others want the asset allocation decisions to be made by experienced managers.

That's why we offer four "styles" of fund management that can be tailored to suit each investor's unique financial goals.

	Style Pure Series
Our Style Pure Series funds stay fully invested within their asset class and investment style, enabling investors to make asset allocation decisions in conjunction with their Salomon
Smith Barney Financial Consultant.

	Classic Investor Series
Our Classic Investor Series funds offer a range of equity and fixed income strategies that seek to capture opportunities across asset classes and investment styles using disciplined investment approaches.

	The Concert Allocation Series
As a fund of funds, investors can select a Concert Portfolio that may help their investment needs. As needs change, investors can easily choose another long-term, diversified investment from our Concert family.

	Special Discipline Series
Our Special Discipline Series funds are designed for investors who are looking beyond more traditional market categories:
from natural resources to a roster of state-specific municipal funds.


FINANCIAL STATEMENTS

The Company's Annual Report for the fiscal year ended December 31, 1999 is incorporated herein by reference in its entirety. The Annual Report was filed on February 22, 2000, accession number 91155-00-
000114.



APPENDIX A - SECURITIES RATINGS

BOND (AND NOTES) RATINGS

Moody's Investors Service, Inc.

Aaa - Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated '"Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in "Aaa" securities.

Note: The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Rating Group

	AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's. Superior financial security on an absolute and relative basis. Capacity to meet policyholder obligations is extremely strong under a variety of economic and underwriting conditions.

	AA - Debt rated AA is an excellent financial instrument.
Capacity to meet policyholder obligations is strong under a variety of economic and underwriting conditions.

Plus (+) or Minus (-): The rating of "AA" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

L - The letter "L" indicates that the rating pertains to the principal amount of those bonds where the underlying deposit collateral is fully insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp.

+ - Continuance of the rating is contingent upon S&Ps receipt of closing documentation confirming investments and cash flow.

* - Continuance of the rating is contingent upon S&Ps receipt of an executed copy of the escrow agreement.

Fitch IBCA, Inc.

AAA - Bonds rated AAA by Fitch have the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments which is highly unlikely to be adversely affected by foreseeable events.

AA - Bonds rated AA by Fitch have a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

Plus (+) Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.

Issuers rated "Prime-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderated reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial changes and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated "Prime-2" (or related supporting institutions) have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage rations, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's Ratings Group

A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong.
Those issuers determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

A-2 - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Fitch IBCA, Inc.

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet financial commitment in a timely manner.

Fitch's short-term ratings are as follows:

F1+ - Issues assigned this rating are regarded as having the strongest capacity for timely payments of financial commitments.
The "+" denotes an exceptionally strong credit feature.

Fl - Issues assigned this rating are regarded as having the strongest capacity for timely payment of financial commitments.

F2 - Issues assigned this rating have a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

Thompson BankWatch ("TBW")

TBW-1 - Indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

TBW-2 - while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW- 1.

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